UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05624

MORGAN STANLEY INSTITUTIONAL FUNDS, INC.
(Exact name of registrant as specified in charter)

522 FIFTH AVENUE NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)

RANDY TAKIAN 522 FIFTH AVENUE NEW YORK, NY, 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-281-2715

Date of fiscal year end:	12/31

Date of reporting period:	3/31/09

Item 1. Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (Unaudited)

	Shares	Value (000)
Common Stocks (99.1%)
Australia (4.3%)
AGL Energy Ltd.	13,793	$144
Alumina Ltd.	139,066	127
Amcor Ltd.	73,213	227
AMP Ltd.	50,078	164
Aristocrat Leisure Ltd.	5,450	13
ASX Ltd. (c)	2,832	58
Australia & New Zealand Banking Group Ltd.	39,773	437
AXA Asia Pacific Holdings Ltd.	15,474	37
Bendigo & Adelaide Bank Ltd. (c)	4,906	28
BHP Billiton Ltd.	291,892	6,506
Billabong International Ltd.	2,929	17
BlueScope Steel Ltd.	80,548	144
Boral Ltd. (c)	51,881	131
Brambles Ltd.	35,595	119
Caltex Australia Ltd. (c)	11,082	69
CFS Retail Property Trust REIT (c)	30,760	35
Coca-Cola Amatil Ltd.	16,092	97
Cochlear Ltd.	924	32
Commonwealth Bank of Australia	26,065	631
Computershare Ltd.	8,016	49
Crown Ltd.	7,679	34
CSL Ltd.	13,430	304
CSR Ltd.	50,798	43
Dexus Property Group REIT	48,034	25
Fairfax Media Ltd. (c)	37,059	26
Fortescue Metals Group Ltd. (a)	117,909	210
Foster’s Group Ltd.	57,016	201
Goodman Fielder Ltd.	22,864	17
Goodman Group REIT	35,527	8
GPT Group REIT	72,261	22
Harvey Norman Holdings Ltd. (c)	8,905	16
Incitec Pivot Ltd.	144,825	214
Insurance Australia Group Ltd.	53,694	131
James Hardie Industries N.V. CDI (c)	37,985	111
Leighton Holdings Ltd. (c)	5,464	74
Lend Lease Corp. Ltd.	11,733	53
Lion Nathan Ltd.	4,844	27
Macquarie Airports	11,500	15
Macquarie Group Ltd. (c)	7,701	146
Macquarie Infrastructure Group	70,911	73
Macquarie Office Trust REIT	34,843	4
Metcash Ltd.	13,117	37
Mirvac Group REIT	18,442	11
National Australia Bank Ltd.	32,949	462
Newcrest Mining Ltd.	42,925	973
Nufarm Ltd.	12,117	96
OneSteel Ltd.	73,773	116
Orica Ltd.	30,759	317
Origin Energy Ltd.	25,507	264
OZ Minerals Ltd.	257,244	99
Perpetual Ltd.	681	13
Qantas Airways Ltd.	15,466	19
QBE Insurance Group Ltd.	24,116	324
Rio Tinto Ltd.	24,575	964
Santos Ltd.	18,197	212
Sims Metal Management Ltd.	13,400	159
Sonic Healthcare Ltd.	7,528	58
Stockland REIT (c)	27,296	59
Suncorp-Metway Ltd.	24,003	100
TABCORP Holdings Ltd.	14,239	64
Tatts Group Ltd.	18,850	36
Telstra Corp. Ltd.	99,265	222
Toll Holdings Ltd. (c)	15,272	66
Transurban Group	30,095	98
Wesfarmers Ltd.	31,670	415
Westfield Group REIT	32,936	230
Westpac Banking Corp.	49,286	656
Woodside Petroleum Ltd.	15,968	420
Woolworths Ltd.	34,418	601
WorleyParsons Ltd.	2,684	34
		17,944
Belgium (0.5%)
Anheuser-Busch InBev N.V.	28,900	798
Anheuser-Busch InBev N.V. VVPR (a)	17,784	—@
Belgacom S.A.	8,877	278
Groupe Bruxelles Lambert S.A. (c)	5,706	387
Nationale a Portefeuille	2,818	131
Solvay S.A., Class A	3,665	257
UCB S.A. (c)	8,995	265
Umicore (c)	7,660	141
		2,257
Brazil (0.3%)
All America Latina Logistica S.A.	43,200	184
Banco do Brasil S.A.	34,500	255
Cia Energetica de Minas Gerais S.A. (Preference)	1	—@
Cyrela Brazil Realty S.A.	42,900	170
Lojas Renner S.A.	29,100	180
Perdigao S.A.	21,300	266
Sadia S.A. (Preference)	76,877	105
		1,160
Denmark (0.7%)
AP Moller - Maersk A/S	76	334
DSV A/S	11,750	87
Novo-Nordisk A/S, Class B	40,029	1,920
Novozymes A/S, Class B	2,864	207
Vestas Wind Systems A/S (a)	9,602	424
		2,972
Finland (1.5%)
Fortum Oyj	27,278	519
Kesko Oyj, Class B (c)	13,895	288
Kone Oyj, Class B	8,819	183
Metso Oyj (c)	8,674	102
Neste Oil Oyj (a)(c)	8,252	110
Nokia Oyj	344,389	4,032
Outokumpu Oyj (c)	9,991	108
Rautaruukki Oyj (c)	5,946	95
Sampo Oyj, Class A	15,670	232
Stora Enso Oyj, Class R (a)(c)	42,157	149
UPM-Kymmene Oyj (c)	36,668	211
Wartsila Oyj (c)	3,594	76
		6,105
France (9.7%)
Accor S.A. (c)	10,729	373
Air Liquide S.A.	17,590	1,429
Alcatel-Lucent (a)(c)	132,993	250
Alstom (c)	12,784	662

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (Unaudited)

	Shares	Value (000)
France (cont’d)
Atos Origin S.A. (c)	2,112	$54
AXA S.A.	16,519	201
BNP Paribas (c)	56,220	2,317
Bouygues S.A. (c)	27,520	982
Cap Gemini S.A.	13,316	429
Carrefour S.A. (c)	72,628	2,830
Casino Guichard Perrachon S.A.	8,508	553
Cie de Saint-Gobain (c)	14,651	410
Cie Generale d’Optique Essilor International S.A. (c)	15,192	587
CNP Assurances	2,022	128
Compagnie Generale des Etablissements Michelin, Class B (c)	4,261	158
Credit Agricole S.A.	35,730	393
Dassault Systemes S.A. (c)	5,755	224
Electricite de France	187	7
Eurazeo (c)	1,799	48
European Aeronautic Defense & Space Co. N.V. (c)	11,770	137
France Telecom S.A. (c)	134,213	3,052
GDF Suez (c)	41,737	1,435
Groupe Danone (c)	26,405	1,289
Hermes International (c)	3,366	391
Imerys S.A. (c)	1,948	71
Lafarge S.A. (c)	10,544	473
Lagardere S.C.A.	9,089	255
L’Oreal S.A. (c)	9,835	678
LVMH Moet Hennessy Louis Vuitton S.A. (c)	13,010	816
Neopost S.A.	3,001	233
Pernod-Ricard S.A. (c)	2,555	143
Peugeot S.A.	4,726	89
PPR (c)	2,589	166
Publicis Groupe (c)	4,411	113
Renault S.A.	4,864	100
Safran S.A.	4,812	45
Sanofi-Aventis S.A. (c)	82,284	4,618
Schneider Electric S.A. (c)	21,139	1,403
SCOR SE	2,940	61
Societe BIC S.A. (c)	1,438	71
Societe Generale	26,296	1,033
Societe Television Francaise 1 (c)	10,401	81
Sodexo (c)	5,155	235
Technip S.A. (c)	7,633	269
Thales S.A.	5,288	200
Total S.A. (c)	152,532	7,565
Unibail-Rodamco REIT	67	9
Valeo S.A. (c)	4,678	68
Vallourec S.A. (c)	1,996	185
Veolia Environnement	39,591	825
Vinci S.A. (c)	13,535	501
Vivendi (c)	74,101	1,958
Zodiac Aerospace (c)	774	20
		40,623
Germany (6.9%)
Adidas AG (c)	9,498	317
Allianz SE (Registered)	7,516	633
BASF AG (c)	63,519	1,928
Bayer AG (c)	48,308	2,314
Bayerische Motoren Werke AG (c)	340	10
Beiersdorf AG (c)	8,642	389
Celesio AG (c)	5,038	93
Commerzbank AG (c)	18,020	97
Daimler AG (c)	38,845	987
Deutsche Bank AG (Registered) (c)	5,775	235
Deutsche Boerse AG (c)	8,918	539
Deutsche Lufthansa AG (Registered) (c)	10,761	117
Deutsche Post AG (Registered) (c)	34,278	369
Deutsche Postbank AG (c)	3,760	60
Deutsche Telekom AG (c)	175,167	2,179
E.ON AG (c)	163,524	4,552
Fresenius Medical Care AG & Co. KGaA (c)	12,298	478
Henkel KGaA (Non-Voting Shares) (c)	12,801	348
Hochtief AG (c)	2,216	84
K&S AG (c)	25,728	1,196
Linde AG (c)	6,255	425
MAN AG (c)	5,580	243
Merck KGaA (a)(c)	4,050	357
Metro AG (c)	19,426	642
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (c)	3,603	440
Porsche Automobil Holding SE (Non-Voting Shares) (c)	5,832	275
Puma AG Rudolf Dassler Sport	422	64
RWE AG (c)	34,930	2,456
RWE AG (Non-Voting Shares)	2,681	167
SAP AG (c)	73,776	2,620
Siemens AG (Registered)	34,201	1,959
ThyssenKrupp AG (c)	16,485	289
TUI AG (c)	7,233	39
Volkswagen AG	5,839	1,798
Volkswagen AG (Non-Voting Shares)	4,428	255
		28,954
Greece (0.3%)
EFG Eurobank Ergasias S.A.	30,375	177
National Bank of Greece S.A.	33,321	507
OPAP S.A.	9,540	252
Piraeus Bank S.A.	35,500	238
Titan Cement Co., S.A.	3,950	84
		1,258
Hong Kong (4.3%)
Agile Property Holdings Ltd.	291,280	164
Bank of East Asia Ltd.	179,520	347
BOC Hong Kong Holdings Ltd.	449,000	460
Cathay Pacific Airways Ltd.	153,000	154
Chaoda Modern Agriculture Holdings Ltd.	176,904	106
Cheung Kong Holdings Ltd.	156,000	1,344
Cheung Kong Infrastructure Holdings Ltd.	46,000	184
China Resources Enterprise Ltd. (c)	102,000	160
China Resources Land Ltd.	145,000	224
China Travel International Investment Hong Kong Ltd.	768,000	136
CLP Holdings Ltd. (c)	214,000	1,471

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (Unaudited)

	Shares	Value (000)
Hong Kong (cont’d)
Esprit Holdings Ltd.	129,600	$669
Hang Lung Group Ltd.	94,000	285
Hang Lung Properties Ltd. (c)	382,500	899
Hang Seng Bank Ltd.	97,200	988
Henderson Land Development Co., Ltd.	124,000	472
Hong Kong & China Gas Co., Ltd.	453,000	714
Hong Kong Exchanges & Clearing Ltd.	113,000	1,068
HongKong Electric Holdings	137,000	813
Hopewell Highway Infrastructure Ltd.	6,900	4
Hopewell Holdings Ltd.	69,000	181
Hutchison Telecommunications International Ltd.	158,000	49
Hutchison Whampoa Ltd.	250,000	1,226
Hysan Development Co., Ltd.	62,000	105
Kerry Properties Ltd.	89,000	214
Li & Fung Ltd. (c)	400,000	940
Li Ning Co. Ltd. (c)	94,000	155
Link (The) REIT	213,119	421
MTR Corp.	163,000	392
New World Development Ltd.	287,000	286
Noble Group Ltd.	225,000	176
NWS Holdings Ltd.	17,000	23
Shangri-La Asia Ltd.	14,000	16
Sino Land Co.	198,000	198
Sun Hung Kai Properties Ltd.	165,500	1,483
Swire Pacific Ltd., Class A	89,000	594
Wharf Holdings Ltd.	158,000	398
Wheelock & Co., Ltd.	111,000	187
Wing Hang Bank Ltd.	16,000	77
Yue Yuen Industrial Holdings Ltd.	74,000	170
		17,953
Indonesia (0.1%)
Astra International Tbk PT	258,000	321

Ireland (0.0%)
CRH plc	554	12
Experian plc	31,418	197
		209
Italy (0.6%)
Alleanza Assicurazioni S.p.A.	9,869	56
Assicurazioni Generali S.p.A.	14,768	254
Banco Popolare S.C.	441	2
Enel S.p.A.	3,756	18
ENI S.p.A.	29,120	561
Intesa Sanpaolo S.p.A.	433,596	1,192
Telecom Italia S.p.A.	10,225	13
UniCredit S.p.A.	261,234	432
Unione di Banche Italiane SCPA	468	5
		2,533
Japan (27.8%)
77 Bank Ltd. (The)	48,000	239
Acom Co., Ltd. (c)	2,180	62
Advantest Corp. (c)	17,690	268
Aeon Co., Ltd. (c)	39,700	260
Aeon Credit Service Co., Ltd.	2,600	24
Aeon Mall Co., Ltd.	400	5
Aioi Insurance Co., Ltd.	3,000	12
Ajinomoto Co., Inc.	64,400	454
Alps Electric Co., Ltd.	17,700	61
Amada Co., Ltd.	26,000	137
Aozora Bank Ltd. (a)(c)	3,100	3
Asahi Breweries Ltd. (c)	19,600	236
Asahi Glass Co., Ltd.	107,800	576
Asahi Kasei Corp.	105,000	379
Astellas Pharma, Inc.	40,600	1,250
Bank of Kyoto Ltd. (The) (c)	19,000	162
Bank of Yokohama Ltd. (The)	115,000	494
Benesse Corp.	5,300	195
Bridgestone Corp. (c)	79,000	1,141
Canon, Inc.	92,600	2,701
Casio Computer Co., Ltd. (c)	34,100	243
Central Japan Railway Co.	130	731
Chiba Bank Ltd. (The)	49,000	244
Chubu Electric Power Co., Inc.	48,300	1,063
Chugai Pharmaceutical Co., Ltd.	21,307	362
Chuo Mitsui Trust Holdings, Inc.	40,545	126
Citizen Holdings Co., Ltd. (c)	33,400	136
Coca-Cola West Co., Ltd.	700	11
Credit Saison Co., Ltd. (c)	4,900	48
Dai Nippon Printing Co., Ltd.	37,600	348
Daicel Chemical Industries Ltd.	15,000	54
Daiichi Sankyo Co., Ltd.	55,000	930
Daikin Industries Ltd. (c)	15,500	430
Dainippon Ink & Chemicals, Inc.	63,000	93
Daito Trust Construction Co., Ltd.	10,500	352
Daiwa House Industry Co., Ltd.	54,600	445
Daiwa Securities Group, Inc. (c)	119,000	527
Denki Kagaku Kogyo KK	42,000	76
Denso Corp. (c)	56,750	1,147
Dowa Holdings, Co., Ltd.	51,000	193
East Japan Railway Co.	32,000	1,665
Eisai Co., Ltd.	18,902	557
FamilyMart Co., Ltd.	5,300	162
Fanuc Ltd.	16,200	1,110
Fast Retailing Co., Ltd.	7,700	881
Fuji Electric Holdings Co., Ltd. (c)	15,000	18
Fuji Media Holdings, Inc.	36	40
FUJIFILM Holdings Corp. (c)	44,000	963
Fujitsu Ltd.	165,200	621
Fukuoka Financial Group, Inc.	68,000	209
Furukawa Electric Co., Ltd. (c)	52,800	149
Gunma Bank Ltd. (The)	2,000	11
Hachijuni Bank Ltd. (The)	2,000	12
Hirose Electric Co., Ltd.	2,700	262
Hiroshima Bank Ltd. (The)	5,000	19
Hitachi Construction Machinery Co., Ltd. (c)	3,100	41
Hitachi Ltd. (c)	301,000	827
Hokkaido Electric Power Co., Inc.	9,800	197
Hokuhoku Financial Group, Inc.	126,000	231
Honda Motor Co., Ltd.	134,804	3,225
Hoya Corp. (c)	37,200	736
Ibiden Co., Ltd. (c)	10,800	264
IHI Corp. (a)	98,000	113
INPEX Corp.	40	275
Isetan Mitsukoshi Holdings Ltd. (c)	28,080	218
Ito En Ltd. (c)	2,100	26

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (Unaudited)

	Shares	Value (000)
Japan (cont’d)
Itochu Corp.	142,000	$700
Itochu Techno-Solutions Corp. (c)	3,200	66
J Front Retailing Co., Ltd. (c)	36,000	125
Jafco Co., Ltd.	300	5
Japan Airlines Corp. (a)(c)	79,000	160
Japan Prime Realty Investment Corp. REIT	3	6
Japan Real Estate Investment Corp. REIT (c)	33	255
Japan Retail Fund Investment Corp. REIT	32	123
Japan Tobacco, Inc.	341	911
JFE Holdings, Inc. (c)	32,500	718
JGC Corp. (c)	23,000	261
Joyo Bank Ltd. (The)	89,000	414
JS Group Corp.	21,700	243
JSR Corp.	13,100	154
Kajima Corp. (c)	113,400	281
Kamigumi Co., Ltd.	1,000	7
Kaneka Corp.	22,000	108
Kansai Electric Power Co., Inc. (The)	69,000	1,500
Kao Corp.	52,000	1,020
Kawasaki Heavy Industries Ltd. (c)	91,000	184
Kawasaki Kisen Kaisha Ltd.	6,000	19
Keihin Electric Express Railway Co., Ltd. (c)	33,000	238
Keio Corp.	21,000	120
Keyence Corp.	3,630	683
Kikkoman Corp.	11,000	93
Kinden Corp.	1,000	8
Kintetsu Corp. (c)	148,200	616
Kirin Brewery Co., Ltd.	48,400	516
Kobe Steel Ltd. (c)	168,000	218
Komatsu Ltd. (c)	94,000	1,043
Konami Corp. (c)	9,800	147
Konica Minolta Holdings, Inc.	41,000	356
Kubota Corp. (c)	128,000	703
Kuraray Co., Ltd.	30,000	258
Kurita Water Industries Ltd. (c)	5,700	110
Kyocera Corp.	14,600	977
Kyowa Hakko Kogyo Co., Ltd. (c)	25,028	212
Kyushu Electric Power Co., Inc.	30,000	672
Lawson, Inc.	5,000	206
Leopalace21 Corp.	8,600	51
Mabuchi Motor Co., Ltd.	3,200	130
Marubeni Corp.	202,000	627
Marui Group Co., Ltd. (c)	36,400	196
Matsui Securities Co., Ltd. (c)	12,800	84
Meiji Dairies Corp.	18,000	75
Millea Holdings, Inc.	53,452	1,320
Minebea Co., Ltd.	33,000	122
Mitsubishi Chemical Holdings Corp.	77,000	265
Mitsubishi Corp.	127,400	1,695
Mitsubishi Electric Corp.	182,800	832
Mitsubishi Estate Co., Ltd.	70,000	799
Mitsubishi Heavy Industries Ltd. (c)	310,000	938
Mitsubishi Logistics Corp.	8,000	79
Mitsubishi Materials Corp.	163,000	440
Mitsubishi Rayon Co., Ltd. (c)	44,000	85
Mitsubishi UFJ Financial Group, Inc.	521,746	2,563
Mitsubishi UFJ Lease & Finance Co., Ltd.	600	13
Mitsui & Co., Ltd.	155,800	1,586
Mitsui Chemicals, Inc. (c)	42,000	103
Mitsui Fudosan Co., Ltd.	49,400	542
Mitsui Mining & Smelting Co., Ltd. (a)	98,000	164
Mitsui OSK Lines Ltd.	13,000	64
Mitsui Sumitomo Insurance Group Holdings, Inc.	27,400	643
Mizuho Financial Group, Inc. (c)	676,600	1,317
Mizuho Trust & Banking Co., Ltd. (a)	6,000	6
Murata Manufacturing Co., Ltd.	18,300	708
Namco Bandai Holdings, Inc. (c)	2,400	24
NEC Corp. (a)(c)	180,400	485
NEC Electronics Corp. (a)(c)	4,500	27
NGK Insulators Ltd. (c)	32,600	508
NGK Spark Plug Co., Ltd. (c)	20,000	171
Nidec Corp. (c)	9,800	445
Nikon Corp.	27,000	309
Nintendo Co., Ltd.	7,100	2,083
Nippon Building Fund, Inc. REIT	41	355
Nippon Electric Glass Co., Ltd.	28,500	202
Nippon Express Co., Ltd.	76,800	242
Nippon Meat Packers, Inc.	18,600	195
Nippon Mining Holdings, Inc.	44,000	178
Nippon Oil Corp. (c)	137,800	689
Nippon Paper Group, Inc. (c)	7,400	179
Nippon Sheet Glass Co., Ltd. (c)	39,000	98
Nippon Steel Corp. (c)	422,000	1,142
Nippon Telegraph & Telephone Corp.	24,700	938
Nippon Yusen KK	99,000	385
Nipponkoa Insurance Co., Ltd. (c)	2,000	12
Nishi-Nippon City Bank Ltd. (The)	40,000	87
Nissan Chemical Industries Ltd.	11,000	93
Nissan Motor Co., Ltd.	200,400	724
Nisshin Seifun Group, Inc.	13,500	145
Nisshinbo Holdings, Inc.	7,000	67
Nissin Foods Holdings Co., Ltd.	6,500	191
Nitto Denko Corp.	18,000	370
Nomura Holdings, Inc.	167,000	841
Nomura Real Estate Holdings, Inc. (c)	500	8
Nomura Real Estate Office Fund, Inc. REIT	1	6
Nomura Research Institute Ltd.	12,400	194
NSK Ltd. (c)	61,000	234
NTN Corp.	43,000	121
NTT Data Corp.	136	373
NTT DoCoMo, Inc.	336	458
NTT Urban Development Corp.	7	6
Obayashi Corp.	74,000	360
Obic Co., Ltd.	880	110
OJI Paper Co., Ltd. (c)	97,400	398
Olympus Corp. (c)	11,000	180
Omron Corp.	20,200	240
Onward Holdings Co., Ltd.	17,000	111
Oracle Corp. Japan (c)	3,500	133

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (Unaudited)

	Shares	Value (000)
Japan (cont’d)
Oriental Land Co., Ltd. (c)	5,800	$369
ORIX Corp. (c)	760	25
Osaka Gas Co., Ltd.	179,600	560
Panasonic Corp.	178,000	1,956
Panasonic Electric Works Co., Ltd. (c)	27,000	198
Promise Co., Ltd. (c)	2,550	40
Resona Holdings, Inc. (c)	33,600	451
Ricoh Co., Ltd.	59,000	710
Rohm Co., Ltd.	12,800	641
Sanyo Electric Co., Ltd. (a)(c)	151,000	225
Sapporo Hokuyo Holdings, Inc. (a)	2,000	6
Sapporo Holdings Ltd.	12,000	46
SBI Holdings, Inc. (c)	668	70
Secom Co., Ltd.	14,800	548
Seiko Epson Corp.	11,000	151
Sekisui Chemical Co., Ltd.	45,000	225
Sekisui House Ltd.	89,600	686
Seven & I Holdings Co., Ltd.	65,300	1,442
Sharp Corp. (c)	74,200	593
Shimamura Co., Ltd.	2,100	112
Shimano, Inc. (c)	8,900	271
Shimizu Corp. (c)	76,600	320
Shin-Etsu Chemical Co., Ltd.	34,396	1,688
Shinko Securities Co., Ltd.	47,000	92
Shinsei Bank Ltd. (a)(c)	109,000	111
Shionogi & Co., Ltd.	22,000	378
Shiseido Co., Ltd.	32,000	469
Shizuoka Bank Ltd. (The)	42,000	381
Showa Denko KK (c)	59,000	74
Showa Shell Sekiyu KK	14,700	135
SMC Corp. (c)	5,700	547
Softbank Corp.	82,300	1,051
Sompo Japan Insurance, Inc. (c)	61,000	319
Sony Corp. (c)	62,997	1,292
Sony Financial Holdings, Inc.	6	16
Stanley Electric Co., Ltd.	7,300	82
Sumitomo Chemical Co., Ltd.	119,600	411
Sumitomo Corp. (c)	93,400	812
Sumitomo Electric Industries Ltd.	58,400	495
Sumitomo Heavy Industries Ltd.	38,000	128
Sumitomo Metal Industries Ltd.	252,000	512
Sumitomo Metal Mining Co., Ltd.	92,800	898
Sumitomo Mitsui Financial Group, Inc. (c)	33,800	1,192
Sumitomo Realty & Development Co., Ltd. (c)	22,000	246
Sumitomo Trust & Banking Co., Ltd. (The)	91,000	353
Suruga Bank Ltd.	1,000	8
T&D Holdings, Inc.	16,600	398
Taiheiyo Cement Corp.	61,000	90
Taisei Corp. (c)	108,000	206
Taisho Pharmaceutical Co., Ltd.	11,441	213
Takashimaya Co., Ltd. (c)	33,000	190
Takeda Pharmaceutical Co., Ltd.	66,900	2,320
Takefuji Corp.	3,440	16
TDK Corp.	11,300	427
Teijin Ltd.	76,400	167
Terumo Corp.	17,400	647
THK Co., Ltd. (c)	3,900	53
Tobu Railway Co., Ltd. (c)	79,400	403
Toho Co., Ltd.	6,700	94
Tohoku Electric Power Co., Inc.	40,900	898
Tokyo Broadcasting System, Inc.	9,300	122
Tokyo Electric Power Co., Inc. (The)	100,400	2,506
Tokyo Electron Ltd.	19,600	738
Tokyo Gas Co., Ltd.	210,600	736
Tokyo Tatemono Co., Ltd.	18,000	47
Tokyu Corp.	91,400	383
Tokyu Land Corp.	2,000	6
TonenGeneral Sekiyu KK (c)	29,000	282
Toppan Printing Co., Ltd. (c)	37,600	258
Toray Industries, Inc. (c)	105,100	426
Toshiba Corp. (c)	259,000	676
Tosoh Corp.	47,000	90
Toto Ltd. (c)	42,600	216
Toyo Seikan Kaisha Ltd.	16,800	248
Toyoda Gosei Co., Ltd.	800	12
Toyota Industries Corp.	8,250	178
Toyota Motor Corp.	218,100	6,995
Trend Micro, Inc.	10,200	288
Unicharm Corp. (c)	3,400	207
UNY Co., Ltd.	11,000	87
Urban Corp. (a)	1,600	—@
Ushio, Inc.	4,000	56
USS Co., Ltd.	2,760	121
West Japan Railway Co.	36	114
Yahoo! Japan Corp. (c)	1,627	430
Yakult Honsha Co., Ltd.	9,000	160
Yamada Denki Co., Ltd.	9,830	382
Yamaha Corp.	10,200	100
Yamaha Motor Co., Ltd. (c)	3,100	28
Yamato Holdings Co., Ltd.	25,000	235
Yamazaki Baking Co., Ltd.	10,000	107
Yokogawa Electric Corp. (c)	20,800	84
		116,825
Luxembourg (0.2%)
ArcelorMittal (c)	50,462	1,021

Mexico (0.1%)
Desarrolladora Homex S.A.B. de C.V. ADR (a)	8,600	114
Urbi Desarrollos Urbanos S.A.B de C.V. (a)	46,400	41
Wal-Mart de Mexico S.A.B. de C.V., Class V (c)	168,417	393
		548
Netherlands (2.6%)
Aegon N.V.	87,151	343
Akzo Nobel N.V.	15,894	602
ASML Holding N.V.	40,133	710
Fugro N.V. CVA	4,917	156
Heineken N.V.	22,255	634
ING Groep N.V. CVA	60,877	340
Koninklijke Ahold N.V.	1,806	20
Koninklijke DSM N.V. (c)	9,080	239
Koninklijke KPN N.V.	138,789	1,856
Koninklijke Philips Electronics N.V. (c)	50,999	753

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (Unaudited)

	Shares	Value (000)
Netherlands (cont’d)
Reed Elsevier N.V.	42,115	$450
SBM Offshore N.V. (c)	12,147	162
TNT N.V.	32,654	559
Unilever N.V. CVA (c)	178,813	3,535
Wolters Kluwer N.V.	27,245	442
		10,801
New Zealand (0.0%)
Telecom Corp. of New Zealand Ltd.	19,672	26

Norway (1.1%)
Aker Kvaerner ASA	13,920	90
DNB NOR ASA	29,618	134
Norsk Hydro ASA (c)	52,107	198
Orkla ASA (c)	47,680	330
SeaDrill Ltd. (c)	23,700	233
StatoilHydro ASA	92,638	1,619
Telenor ASA (c)	58,103	333
Yara International ASA	67,838	1,494
		4,431
Portugal (0.2%)
Brisa-Auto Estradas de Portugal S.A. (c)	23,604	163
Energias de Portugal S.A.	40,425	140
Portugal Telecom SGPS S.A. (c)	53,269	413
Zon Multimedia Servicos de Telecommicacoes e Multimedia SGPS S.A. (c)	17,308	92
		808
Russia (0.0%)
Unified Energy System OAO GDR (a)	309	—@
Wimm-Bill-Dann Foods OJSC ADR (a)(c)	5,600	178
		178
Singapore (2.3%)
Ascendas REIT	138,000	111
CapitaLand Ltd.	238,000	366
CapitaMall Trust REIT (c)	157,514	137
City Developments Ltd. (c)	84,741	284
ComfortDelgro Corp., Ltd.	256,538	230
Cosco Corp. Singapore Ltd. (c)	152,000	82
DBS Group Holdings Ltd.	164,678	923
Fraser & Neave Ltd.	138,000	230
Golden Agri-Resources Ltd.	573,915	105
Jardine Cycle & Carriage Ltd.	29,034	225
Keppel Corp. Ltd.	181,000	603
Olam International Ltd.	189,000	182
Oversea-Chinese Banking Corp. Ltd.	344,758	1,098
Parkway Holdings Ltd.	68,000	52
SembCorp Industries Ltd.	138,183	216
SembCorp Marine Ltd.	122,000	145
Singapore Airlines Ltd.	102,010	671
Singapore Exchange Ltd.	120,581	405
Singapore Press Holdings Ltd. (c)	175,083	293
Singapore Telecommunications Ltd.	1,109,115	1,846
United Overseas Bank Ltd.	177,448	1,135
UOL Group Ltd.	73,217	91
Wilmar International Ltd.	122,000	255
		9,685
Spain (2.6%)
Abertis Infraestructuras S.A.	7,480	117
Acerinox S.A. (c)	4,018	47
ACS Actividades de Construccion y Servicios S.A.	225	9
Banco Bilbao Vizcaya Argentaria S.A.	205,054	1,667
Banco Popular Espanol S.A.	27,604	174
Banco Santander S.A.	479,249	3,295
Cintra Concesiones de Infraestructuras de Transporte S.A.	3,546	16
Gas Natural SDG S.A.	5,035	69
Iberdrola S.A.	66,569	467
Inditex S.A.	26,476	1,030
Indra Sistemas S.A.	1,397	27
Mapfre S.A.	9,528	21
Repsol YPF S.A.	39,552	683
Telefonica S.A.	160,922	3,214
Union Fenosa S.A.	4,920	118
		10,954
Sweden (2.1%)
Alfa Laval AB (c)	4,456	34
Assa Abloy AB, Class B	18,241	171
Atlas Copco AB, Class A (c)	100,879	758
Atlas Copco AB, Class B	21,894	149
Electrolux AB, Class B (c)	12,800	100
Getinge AB, Class B	15,247	148
Hennes & Mauritz AB, Class B (c)	20,492	769
Holmen AB, Class B (c)	3,400	56
Husqvarna AB, Class B (c)	12,800	52
Investor AB, Class B (c)	31,961	405
Lundin Petroleum AB (a)	18,642	100
Modern Times Group AB, Class B	3,950	67
Nordea Bank AB (c)	115,547	577
Sandvik AB (c)	59,290	340
Securitas AB, Class B (c)	800	6
Skanska AB, Class B (c)	18,129	156
Ssab Svenskt Stal AB, Class A (a)(c)	11,481	97
Svenska Cellulosa AB, Class B	39,566	300
Svenska Handelsbanken AB, Class A	25,542	361
Swedish Match AB	23,165	335
Tele2 AB, Class B	11,276	95
Telefonaktiebolaget LM Ericsson, Class B (c)	322,981	2,625
TeliaSonera AB (c)	120,137	579
Volvo AB, Class A (c)	26,675	142
Volvo AB, Class B (c)	64,025	339
		8,761
Switzerland (9.3%)
ABB Ltd. (Registered) (a)	116,249	1,622
Baloise Holding AG	1,730	111
Compagnie Financiere Richemont S.A.	33,639	524
Credit Suisse Group (Registered)	49,391	1,498
Geberit AG (Registered) (c)	2,287	205

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (Unaudited)

	Shares	Value (000)
Switzerland (cont’d)
Givaudan S.A. (Registered) (a)	444	$230
Holcim Ltd. (Registered)	14,597	519
Julius Baer Holding AG	12,321	302
Logitech International S.A. (Registered) (a)(c)	19,537	202
Lonza Group AG (Registered)	2,981	295
Nestle S.A. (Registered)	351,831	11,909
Nobel Biocare Holding AG (Registered) (c)	10,703	183
Novartis AG (Registered)	193,867	7,317
Roche Holding AG (Genusschein)	58,305	8,005
Schindler Holding AG	3,661	173
STMicroelectronics N.V. (c)	56,220	282
Straumann Holding AG (Registered) (c)	700	108
Sulzer AG (Registered)	313	16
Swatch Group AG (The)	3,640	89
Swatch Group AG (The), Class B	1,996	241
Swiss Life Holding AG (a)	1,158	81
Swiss Reinsurance (Registered)	23,288	380
Swisscom AG (Registered)	1,679	471
Syngenta AG (Registered)	14,143	2,843
Synthes, Inc.	5,403	601
UBS AG (Registered) (a)	22,634	215
Zurich Financial Services AG (Registered) (c)	4,526	714
		39,136
United Kingdom (21.6%)
3I Group plc	30,819	120
AMEC plc	17,174	131
Anglo American plc	70,974	1,203
AstraZeneca plc	130,769	4,638
Aviva plc	153,943	476
BAE Systems plc	193,425	928
Balfour Beatty plc	29,262	137
Barclays plc	447,946	956
Berkeley Group Holdings plc (a)	4,670	59
BG Group plc	222,016	3,365
BHP Billiton plc	115,477	2,286
BP plc	1,283,814	8,592
British Airways plc	37,612	76
British American Tobacco plc	165,156	3,824
British Sky Broadcasting Group plc	112,676	699
BT Group plc, Class A	651,078	729
Bunzl plc	24,298	190
Burberry Group plc	25,295	101
Cadbury plc	80,345	607
Capita Group plc (The)	7,692	75
Carnival plc	9,545	216
Centrica plc	282,576	924
Cobham plc	66,463	164
Compass Group plc	117,237	536
Daily Mail & General Trust, Class A	20,355	68
Diageo plc	204,611	2,310
Firstgroup plc	25,663	98
Friends Provident plc	119,955	119
G4S plc	13,896	38
GlaxoSmithKline plc	457,543	7,124
Hays plc	19,415	20
Home Retail Group plc	32,504	104
HSBC Holdings plc	983,198	5,566
ICAP plc	3,278	14
IMI plc	27,189	106
Imperial Tobacco Group plc	55,664	1,250
Intercontinental Hotels Group plc	18,951	144
International Power plc	26,637	80
Invensys plc (a)	11,595	28
ITV plc	395,146	107
J. Sainsbury plc	80,465	361
Johnson Matthey plc	11,462	173
Kingfisher plc	46,427	99
Ladbrokes plc	32,363	85
Legal & General Group plc	397,200	247
Lloyds Banking Group plc	645,439	662
LogicaCMG plc	86,001	79
London Stock Exchange Group plc	1,887	15
Man Group plc	160,451	504
Marks & Spencer Group plc	65,325	276
Meggitt plc	31,065	57
National Grid plc	319,431	2,456
Next plc	10,062	190
Old Mutual plc	128,663	96
Pearson plc	51,094	513
Prudential plc	113,687	548
Reckitt Benckiser Group plc	98,290	3,699
Reed Elsevier plc	69,817	501
Rexam plc	35,024	135
Rio Tinto plc	52,921	1,772
Rolls-Royce Group plc (a)	105,469	445
Royal Bank of Scotland Group plc (a)	1,141,999	406
Royal Dutch Shell plc, Class A	266,574	5,994
Royal Dutch Shell plc, Class B	172,856	3,789
RSA Insurance Group plc	79,146	148
SABMiller plc	53,392	796
Sage Group plc (The)	142,870	346
Schroders plc	4,811	55
Scottish & Southern Energy plc	100,646	1,598
Serco Group plc	5,648	30
Severn Trent plc	33,348	473
Smith & Nephew plc	143,592	888
Smiths Group plc	22,351	214
Stagecoach Group plc	21,928	38
Standard Chartered plc	48,477	601
Standard Life plc	32,444	77
Tate & Lyle plc	43,781	163
Tesco plc	452,040	2,163
Thomson Reuters plc	15,164	340
TI Automotive Ltd., Class A (a)(d)	1,505	—
Tomkins plc	58,501	102
Unilever plc	112,804	2,138
United Business Media Ltd.	16,472	101
United Utilities Group plc	18,462	128
Vodafone Group plc	4,397,626	7,683
Whitbread plc	11,155	126
Wolseley plc (a)	34,695	115
WPP plc	153,936	866

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (Unaudited)

	Shares	Value (000)
United Kingdom (cont’d)
Xstrata plc	34,902	$233
		90,732
Total Common Stocks (Cost $574,933)		416,195

	No. of Rights
Rights (0.0%)
Belgium (0.0%)
Fortis, expires 7/1/14 (a)(d)	94,211	—

Japan (0.0%)
Dowa Holdings, Co., Ltd., expires 1/29/10 (a)	49,000	—

Spain (0.0%)
Mapfre SA, expires 4/1/09 (a)	9,528	—@

United Kingdom (0.0%)
Royal Bank of Scotland Group plc, expires 4/14/09 (a)	1,181,348	—
Total Rights (Cost $—)		—@

No. of Warrants
Warrants (0.0%)
Malaysia (0.0%)
IJM Land Bhd, expires 9/11/13 (Cost $—) (a)	39,680	2

Shares
Short-Term Investments (21.1%)
Securities held as Collateral on Loaned Securities (20.8%)
Investment Company (17.1%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o)	71,456,290	71,456

Face Amount (000)
Repurchase Agreement (3.7%)
Credit Suisse Securities USA LLC, 0.28%, dated 3/31/09, due 4/1/09, repurchase price $15,609; fully collateralized by U.S government agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: rates ranging from 4.50% to 5.50%, due 11/1/33 to 4/1/39, valued at $15,921.	$15,609	15,609
87,065

	Shares
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o)	1,413,013	1,413
Total Short-Term Investments (Cost $88,478)		88,478
Total Investments (120.2%) (Cost $663,411) — Including $82,844 of Securities Loaned (v)+		504,675
Liabilities in Excess of Other Assets (-20.2%)		(84,814)
Net Assets (100%)		$419,861

(a)	Non-income producing security.
(c)

All or a portion of security on loan at March 31, 2009. At March 31, 2009, the Portfolio had loaned securities with a total value of approximately $82,844,000. This was secured by collateral of approximately $87,065,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments. The remaining collateral of $47,000 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio of Investments.

(d)

At March 31, 2009, the Portfolio held less than $500 of fair valued securities, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(o)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2009, advisory fees paid were reduced by approximately $3,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $115,000. For the period ended March 31, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $172,012,000 and $196,903,000, respectively.

(v)

The approximate market value and percentage of total investments, $414,212,000 and 82.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.

@	Value is less than $500.
+

At March 31, 2009, the U.S. Federal income tax cost basis of investments was approximately $663,411,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $158,736,000 of which $8,542,000 related to appreciated securities and $167,278,000 related to depreciated securities.

ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
VVPR	Verminderde Voorheffing Precompte Reduit

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (Unaudited)

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
EUR	768	$1,020	4/16/09	USD	979	$979	$(41)
EUR	7,089	9,417	4/16/09	USD	9,041	9,041	(376)
EUR	1,473	1,957	4/16/09	USD	1,955	1,955	(2)
EUR	206	274	4/16/09	USD	263	263	(11)
EUR	2,468	3,280	4/16/09	USD	3,149	3,149	(131)
GBP	6,727	9,652	4/16/09	USD	9,322	9,322	(330)
GBP	2,285	3,280	4/16/09	USD	3,160	3,160	(120)
GBP	6,449	9,254	4/16/09	USD	8,926	8,926	(328)
HKD	43,067	5,557	4/16/09	USD	5,557	5,557	—@
HKD	35,139	4,534	4/16/09	USD	4,534	4,534	—@
HKD	47,073	6,073	4/16/09	USD	6,073	6,073	—@
JPY	742,833	7,506	4/16/09	USD	7,566	7,566	60
JPY	38,523	389	4/16/09	USD	392	392	3
JPY	6,587,063	66,559	4/16/09	USD	67,007	67,007	448
SGD	6,505	4,275	4/16/09	USD	4,240	4,240	(35)
USD	3,853	3,853	4/16/09	AUD	5,979	4,153	300
USD	6,074	6,074	4/16/09	AUD	8,746	6,075	1
USD	652	652	4/16/09	EUR	511	679	27
USD	14,258	14,258	4/16/09	EUR	11,195	14,873	615
USD	1,444	1,444	4/16/09	EUR	1,133	1,505	61
USD	5,848	5,848	4/16/09	EUR	4,579	6,083	235
USD	7,076	7,076	4/16/09	EUR	5,380	7,147	71
USD	15,789	15,789	4/16/09	EUR	11,673	15,508	(281)
USD	2,268	2,268	4/16/09	GBP	1,640	2,353	85
USD	7,559	7,559	4/16/09	GBP	5,465	7,842	283
USD	27,764	27,764	4/16/09	JPY	2,729,825	27,584	(180)
USD	14,350	14,350	4/16/09	JPY	1,412,182	14,270	(80)
USD	8,166	8,166	4/16/09	JPY	802,531	8,109	(57)
USD	9,287	9,287	4/16/09	JPY	912,930	9,225	(62)
USD	4,905	4,905	4/16/09	JPY	481,787	4,868	(37)
		$262,320				$262,438	$118

AUD	—	Australian Dollar
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
SGD	—	Singapore Dollar
USD	—	United States Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
Hang Seng China Enterprises Index (Hong Kong)	50	$2,592	Apr-09	$10
Short:
DJ Euro STOXX 50 (Germany)	263	6,964	Jun-09	(165)
				$(155)

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

	Shares	Value (000)
Common Stocks (95.7%)
Brazil (10.9%)
Banco Bradesco S.A. ADR (c)	390,400	$3,865
Banco Bradesco S.A. (Preference)	259,100	2,582
Banco Nacional S.A. (Preference) (a)(d)(l)	295,998,880	—
BM&F Bovespa S.A.	2,067,900	6,285
Cia de Bebidas das Americas (Preference) ADR (c)	203,200	9,703
Cia Vale do Rio Doce ADR (c)	1,977,975	22,312
Cia Vale do Rio Doce (Preference), Class A	50,384	582
Itau Unibanco Banco Multiplo S.A. ADR	2,076,847	22,596
Itau Unibanco Banco Multiplo S.A. (Preference)	107,147	1,182
Lojas Renner S.A.	476,400	2,949
NET Servicos de Comunicacao S.A. (Preference) (a)	1,259,155	9,146
PDG Realty S.A. Empreendimentos e Participacoes	526,600	2,951
Perdigao S.A.	665,976	8,329
Petroleo Brasileiro S.A. ADR (c)	687,924	16,854
Petroleo Brasileiro S.A. (Preference)	1,001,272	12,353
Ultrapar Participacoes S.A. (Preference)	186,700	4,459
Vivo Participacoes S.A. ADR (c)	365,000	4,763
		130,911
China/Hong Kong (19.0%)
Anhui Conch Cement Co., Ltd., Class H (a)(c)	2,669,000	14,727
Beijing Enterprises Holdings Ltd.	1,281,000	5,383
Belle International Holdings Ltd. (c)	8,597,000	4,373
BYD Electronic International Co., Ltd. (c)	6,130,000	2,167
China Communications Services Corp., Ltd., Class H (c)	7,736,000	4,633
China Construction Bank Corp., Class H (c)	34,373,000	19,520
China Life Insurance Co., Ltd., Class H (c)	8,406,000	27,656
China Mobile Ltd. (c)	4,472,000	38,930
China Railway Construction Corp. Ltd., Class H (a)(c)	2,040,800	2,666
China Railway Group Ltd., Class H (a)(c)	1,873,100	1,095
China Resources Power Holdings Co., Ltd. (c)	3,731,000	7,805
China Unicom Hong Kong Ltd. (c)	3,738,000	3,917
Datang International Power Generation Co., Ltd., Class H (c)	8,904,000	3,919
Dongfeng Motor Group Co., Ltd., Class H (c)	29,601,000	15,362
Focus Media Holding Ltd. ADR (a)(c)	549,600	3,737
GOME Electrical Appliances Holdings Ltd. (c)(l)	75,157,000	10,861
Industrial & Commercial Bank of China, Class H (c)	31,119,000	16,187
PetroChina Co., Ltd., Class H (c)	24,912,000	19,856
Ping An Insurance Group Co. of China Ltd., Class H (c)	2,097,500	12,523
Shanghai Industrial Holdings Ltd. (c)	4,244,000	11,748
		227,065
Czech Republic (2.4%)
CEZ A.S.	327,619	11,690
Komercni Banka A.S.	89,386	8,908
Telefonica O2 Czech Republic A.S.	395,013	7,828
		28,426
Hungary (0.3%)
Richter Gedeon Nyrt	36,402	3,969

India (8.0%)
ACC Ltd.	229,500	2,614
Axis Bank Ltd.	457,100	3,778
Bharat Heavy Electricals Ltd.	366,590	10,982
Deccan Chronicle Holdings Ltd. (l)	2,251,920	2,106
HDFC Bank Ltd. ADR (c)	43,300	2,638
HDFC Bank Ltd.	527,600	10,226
Hero Honda Motors Ltd.	297,000	6,292
Hindustan Petroleum Corp. Ltd.	781,927	4,151
Hindustan Unilever Ltd.	2,199,348	10,313
India Cements Ltd. (l)	1,396,278	2,934
Infosys Technologies Ltd.	452,272	11,820
ITC Ltd.	1,723,500	6,283
Maruti Suzuki India Ltd.	342,146	5,299
Oil & Natural Gas Corp. Ltd.	176,900	2,735
State Bank of India Ltd.	524,908	11,133
Union Bank Of India	1,038,000	3,018
		96,322
Indonesia (3.2%)
Astra International Tbk PT	3,843,000	4,782
Bank Central Asia Tbk PT	25,885,000	7,002
Bank Mandiri Tbk PT	16,878,000	3,208
Bank Rakyat Indonesia Tbk PT	11,948,500	4,348
Bumi Resources Tbk PT	17,791,000	1,265
Perusahaan Gas Negara PT	23,106,000	4,335
Telekomunikasi Indonesia Tbk PT	19,430,000	12,709
		37,649
Israel (1.8%)
Check Point Software Technologies (a)(c)	285,496	6,341
Teva Pharmaceutical Industries Ltd. ADR (c)	330,189	14,875
		21,216
Luxembourg (0.2%)
Millicom International Cellular S.A. (c)	77,415	2,867

Malaysia (1.0%)
Bumiputra-Commerce Holdings Bhd	1,734,500	3,273
Digi.com Bhd	666,300	3,880
Sime Darby Bhd	853,000	1,341
Tenaga Nasional Bhd	2,189,900	3,666
		12,160
Mexico (3.5%)
America Movil S.A.B. de C.V., Class L ADR (c)	669,144	18,120
Desarrolladora Homex S.A.B. de C.V. ADR (a)	60,468	801

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

	Shares	Value (000)
Mexico (cont’d)
Fomento Economico Mexicano S.A.B. de C.V. ADR (c)	19,900	$502
Grupo Financiero Banorte S.A.B. de C.V., Class O (c)	4,564,300	6,039
Grupo Televisa S.A. ADR (c)	707,200	9,646
Wal-Mart de Mexico S.A.B. de C.V., Class V (c)	3,018,572	7,049
		42,157
Pakistan (1.1%)
MCB Bank Ltd.	1,558,260	2,738
National Bank of Pakistan (a)	2,749,780	3,006
Oil & Gas Development Co., Ltd.	4,635,100	4,145
Pakistan State Oil Co., Ltd.	653,400	1,593
Pakistan Telecommunication Co., Ltd. (a)	7,087,500	1,468
		12,950
Panama (0.6%)
Copa Holdings S.A., Class A	265,468	7,611

Poland (2.9%)
Bank Pekao S.A.	367,994	8,847
Bank Zachodni WBK S.A.	128,978	2,531
KGHM Polska Miedz S.A.	106,121	1,400
PBG S.A. (a)	32,190	1,769
Polskie Gornictwo Naftowe I Gazownictwo S.A.	3,224,963	3,126
Powszechna Kasa Oszczednosci Bank Polski S.A.	1,403,445	8,655
Telekomunikacja Polska S.A.	1,443,496	7,808
		34,136
Russia (5.2%)
Alliance Cellulose Ltd. (a)(d)(l)	592,359	—
Gazprom OAO ADR	522,363	7,674
LUKOIL ADR	598,113	22,469
Mobile Telesystems OJSC ADR (c)	143,300	4,288
Polyus Gold Co. ADR	279,014	6,389
Rosneft Oil Co. GDR (a)(c)	2,617,185	11,273
RusHydro (a)(l)	153,273,290	3,400
Vimpel-Communications ADR	598,852	3,916
Wimm-Bill-Dann Foods OJSC ADR (a)(c)	105,743	3,364
		62,773
South Africa (7.3%)
Anglo Platinum Ltd.	68,852	3,481
AngloGold Ashanti Ltd. ADR (c)	50,400	1,853
AngloGold Ashanti Ltd.	350,400	12,837
Harmony Gold Mining Co., Ltd. ADR (a)(c)	125,500	1,373
Harmony Gold Mining Co., Ltd. (a)(c)	610,100	6,601
Impala Platinum Holdings Ltd.	500,400	8,398
Mr. Price Group Ltd.	1,454,349	3,729
MTN Group Ltd.	1,590,092	17,639
Naspers Ltd., Class N	629,896	10,666
SABMiller plc	545,970	8,134
Sasol Ltd.	123,031	3,575
Tiger Brands Ltd.	675,700	9,678
		87,964
South Korea (12.9%)
Amorepacific Corp.	12,115	5,348
Cheil Industries, Inc.	181,302	4,969
Cheil Worldwide, Inc.	38,013	4,544
Hyundai Development Co.	128,140	3,143
Hyundai Motor Co.	107,608	4,352
KB Financial Group, Inc. (a)	177,950	4,295
KT&G Corp.	164,310	9,049
LG Chem Ltd.	111,544	7,123
LG Electronics, Inc.	106,095	7,053
LG Telecom Ltd.	284,100	1,734
NHN Corp. (a)	132,081	14,515
Samsung Electronics Co., Ltd.	99,791	41,215
Samsung Electronics Co., Ltd. (Preference)	27,413	6,304
Samsung Fire & Marine Insurance Co., Ltd.	56,271	6,539
Shinhan Financial Group Co., Ltd. (a)	447,426	8,032
SK Telecom Co., Ltd.	80,057	11,119
SK Telecom Co., Ltd. ADR (c)	78,800	1,217
SSCP Co., Ltd. (a)	271,644	1,545
Woongjin Coway Co., Ltd.	593,782	12,881
		154,977
Taiwan (9.5%)
Acer, Inc.	5,174,120	7,816
Cathay Financial Holding Co., Ltd.	6,163,500	5,322
Chunghwa Telecom Co., Ltd.	6,736,172	12,287
First Financial Holding Co., Ltd.	7,734,352	3,585
HON HAI Precision Industry Co., Ltd.	7,841,750	17,790
HTC Corp.	1,097,200	13,583
Siliconware Precision Industries Co.	2,508,000	2,663
Taiwan Fertilizer Co., Ltd.	662,000	1,361
Taiwan Semiconductor Manufacturing Co., Ltd.	19,596,162	29,839
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (c)	386,200	3,456
Wistron Corp.	7,612,000	8,246
Yuanta Financial Holding Co., Ltd.	17,148,000	7,871
		113,819
Thailand (1.8%)
Advanced Info Service PCL (Foreign)	1,747,700	4,078
Bangkok Bank PCL NVDR	1,962,300	4,159
Kasikornbank PCL (Foreign)	2,284,200	2,942
Kasikornbank PCL NVDR	1,324,900	1,687
PTT Exploration & Production PCL (Foreign)	1,086,700	3,012
PTT PCL (Foreign)	502,800	2,183
Siam Commercial Bank PCL (Foreign)	2,195,800	3,375
		21,436
Turkey (4.1%)
Akbank T.A.S.	4,036,365	11,874
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	718,650	4,466
Haci Omer Sabanci Holding A.S.	1,393,302	2,404
Turk Telekomunikasyon A.S. (a)	1,102,197	2,555
Turkcell Iletisim Hizmet A.S.	994,636	4,869
Turkiye Garanti Bankasi A.S. (a)	9,376,206	13,344

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

	Shares	Value (000)
Turkey (cont’d)
Turkiye Halk Bankasi A.S.	1,603,196	$3,518
Turkiye Is Bankasi A.S., Class C	2,478,008	5,588
		48,618
Total Common Stocks (Cost $1,571,150)		1,147,026

Investment Company (0.9%)
India (0.9%)
Morgan Stanley Growth Fund (Cost $3,416) (a)(o)	17,282,900	10,564

Short-Term Investments (19.5%)
Securities held as Collateral on Loaned Securities (16.7%)
Investment Company (13.7%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o)	163,970,687	163,971

	Face Amount (000)
Repurchase Agreement (3.0%)
Credit Suisse Securities USA LLC, 0.28%, dated 3/31/09, due 4/1/09, repurchase price $35,817; fully collateralized by U.S government agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: rates ranging from 4.50% to 5.50%, due 11/1/33 to 4/1/39, valued at $36,534.	$35,817	35,817
		199,788

	Shares
Investment Company (2.8%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o)	33,944,330	33,944
Total Short-Term Investments (Cost $233,732)		233,732
Total Investments (116.1%) (Cost $1,808,298) — Including $182,389 of Securities Loaned (v)+		1,391,322
Liabilities in Excess of Other Assets (-16.1%)		(192,615)
Net Assets (100%)		$1,198,707

(a)	Non-income producing security.
(c)

All or a portion of security on loan at March 31, 2009. At March 31, 2009, the Portfolio had loaned securities with a total value of approximately $182,389,000. This was secured by collateral of approximately $199,788,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(d)

At March 31, 2009, the Portfolio held less than $500 of fair valued securities, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(l)	Security has been deemed illiquid at March 31, 2009.
(o)

The Portfolio invests in the Morgan Stanley Growth Fund, an open-end management investment company advised by an affiliate of the Adviser. The Morgan Stanley Growth Fund has a cost basis of approximately $3,416,000 at March 31, 2009. Investment advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Morgan Stanley Growth Fund. For the period ended March 31, 2009, advisory fees paid were reduced by approximately $12,000 relating to the Portfolio’s investment in the Morgan Stanley Growth Fund. For the period ended 3/31/2009, the Morgan Stanley Growth Fund had no purchases or sales of the security. The Portfolio invests in the Morgan Stanley Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2009, advisory fees were reduced by approximately $8,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates are totaled approximately (201,950.430000),000. For the period ended March 31, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $429,745,000 and $404,004,000, respectively.

(v)

The approximate market value and percentage of total investments, $909,736,000 and 65.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.

@	Value is less than $500.
+

At March 31, 2009, the U.S. Federal income tax cost basis of investments was approximately $1,808,298,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $416,976,000 of which $48,835,000 related to appreciated securities and $465,811,000 related to depreciated securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
INR	30,036	$592	4/2/09	USD	589	$589	$(3)
INR	71,263	1,404	4/2/09	USD	1,397	1,397	(7)
INR	27,490	542	4/2/09	USD	539	539	(3)
PLN	343	98	4/1/09	USD	98	98	—@
PLN	459	132	4/3/09	USD	131	131	(1)
USD	428	428	4/1/09	CZK	8,772	426	(2)
USD	582	582	4/1/09	INR	29,599	584	2
USD	104	104	4/1/09	INR	5,244	104	—@
USD	1,055	1,055	4/1/09	MXN	15,296	1,080	25
USD	967	967	4/2/09	MXN	13,617	961	(6)
USD	206	206	4/1/09	TWD	6,998	206	—@
USD	2,534	2,534	4/2/09	ZAR	24,243	2,559	25

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

Foreign Currency Exchange Contract Information: (cont’d)

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
USD	878	$878	4/3/09	ZAR	8,406	$887	$9
		$9,522				$9,561	$39

CZK	—	Czech Koruna
INR	—	Indian Rupee
MXN	—	Mexican Peso
PLN	—	Polish Zloty
TWD	—	Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Morgan Stanley Institutional Fund, Inc.

Global Franchise Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

	Shares	Value (000)
Common Stocks (95.0%)
Finland (2.4%)
Kone Oyj, Class B	80,077	$1,659

France (3.0%)
Groupe Danone	40,584	1,981
Pernod-Ricard S.A.	2,233	125
		2,106
Ireland (5.0%)
C&C Group plc	354,111	612
Experian plc	470,765	2,949
		3,561
Japan (2.3%)
Kao Corp.	84,000	1,647

Netherlands (7.5%)
Reed Elsevier N.V.	235,770	2,521
Wolters Kluwer N.V.	174,041	2,826
		5,347
Sweden (4.7%)
Swedish Match AB	231,714	3,350

Switzerland (6.1%)
Nestle S.A. (Registered)	75,504	2,556
Novartis AG (Registered)	46,666	1,761
		4,317
United Kingdom (27.5%)
British American Tobacco plc	246,698	5,712
Cadbury plc	337,242	2,547
Diageo plc	145,106	1,638
Imperial Tobacco Group plc	187,841	4,219
Reckitt Benckiser Group plc	68,256	2,569
Unilever plc	148,965	2,823
		19,508
United States (36.5%)
Brown-Forman Corp., Class B	38,048	1,477
Career Education Corp. (a)	62,341	1,494
eBay, Inc. (a)	140,357	1,763
Estee Lauder Cos., Inc. (The)	65,756	1,621
Fortune Brands, Inc.	47,159	1,158
Harley-Davidson, Inc.	183,055	2,451
Kellogg Co.	43,102	1,579
McGraw-Hill Cos., Inc. (The)	89,483	2,047
Moody’s Corp.	95,589	2,191
Philip Morris International, Inc.	90,963	3,236
Procter & Gamble Co. (The)	41,137	1,937
Scotts Miracle-Gro Co. (The), Class A	60,288	2,092
Starbucks Corp. (a)	151,921	1,688
Weight Watchers International, Inc.	63,684	1,181
		25,915
Total Common Stocks (Cost $89,327)		67,410

Short-Term Investment (3.9%)
Investment Company (3.9%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (Cost $2,765) (o)	2,765,178	2,765
Total Investments (98.9%) (Cost $92,092) (v)+		70,175
Other Assets in Excess of Liabilities (1.1%)		748
Net Assets (100%)		$70,923

(a)	Non-income producing security.
(o)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2009, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $2,000. For the period ended March 31, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $5,073,000 and $5,205,000, respectively.

(v)

The approximate market value and percentage of total investments, $41,495,000 and 59.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.

@	Value is less than $500.
+

At March 31, 2009, the U.S. Federal income tax cost basis of investments was approximately $92,092,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $21,917,000 of which $1,998,000 related to appreciated securities and $23,915,000 related to depreciated securities.

Morgan Stanley Institutional Fund, Inc.

Global Franchise Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
EUR	50	$66	4/1/09	USD	66	$66	$ —@
EUR	77	102	4/2/09	USD	102	102	—@
GBP	1,415	2,031	4/28/09	USD	2,060	2,060	29
GBP	1,415	2,030	4/28/09	USD	2,060	2,060	30
GBP	1,415	2,031	4/28/09	USD	2,059	2,059	28
GBP	1,415	2,030	4/28/09	USD	2,060	2,060	30
		$8,290				$8,407	$117

EUR	—	Euro
GBP	—	British Pound
USD	—	United States Dollar

Morgan Stanley Institutional Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

	Shares	Value (000)
Common Stocks (95.9%)
Australia (6.3%)
CFS Retail Property Trust REIT (c)	2,607,185	$2,958
Commonwealth Property Office Fund REIT	1,355,808	856
Stockland REIT (a)(c)	427,098	916
Westfield Group REIT	3,067,904	21,406
		26,136
Austria (0.3%)
CA Immobilien Anlagen AG (a)(c)	48,671	236
Conwert Immobilien Invest SE (a)(c)	133,337	844
		1,080
Belgium (0.0%)
Cofinimmo REIT	1,311	140

Brazil (0.7%)
BR Malls Participacoes S.A. (a)	482,540	2,964

Canada (0.4%)
Extendicare REIT	116,590	396
RioCan REIT	110,535	1,100
		1,496
Finland (0.2%)
Citycon Oyj (c)	223,291	432
Sponda Oyj (a)(c)	152,598	421
		853
France (5.7%)
Fonciere Des Regions REIT (c)	13,511	634
Gecina S.A. REIT (c)	22,981	882
ICADE REIT (c)	37,938	2,688
Klepierre REIT (c)	99,556	1,753
Silic REIT (c)	31,094	2,334
Unibail-Rodamco REIT	108,582	15,449
		23,740
Germany (0.2%)
Alstria Office AG REIT	141,127	707

Hong Kong (23.9%)
China Overseas Land & Investment Ltd. (c)	6,532,240	10,222
China Resources Land Ltd. (c)	3,779,000	5,837
Guangzhou R&F Properties Co., Ltd., Class H (c)	10,061,100	11,644
Hang Lung Properties Ltd. (c)	2,110,000	4,956
Henderson Land Development Co., Ltd.	1,551,400	5,907
Hongkong Land Holdings Ltd.	6,084,000	13,887
Hysan Development Co., Ltd. (c)	2,493,768	4,216
Kerry Properties Ltd.	4,351,720	10,470
Sun Hung Kai Properties Ltd. (c)	3,428,000	30,707
Swire Pacific Ltd., Class A	251,500	1,678
		99,524
Italy (0.2%)
Beni Stabili S.p.A. (c)	1,596,913	880

Japan (15.1%)
Japan Real Estate Investment Corp. REIT (c)	246	1,900
Mitsubishi Estate Co., Ltd.	2,015,000	23,001
Mitsui Fudosan Co., Ltd.	1,745,000	19,141
Nippon Building Fund, Inc. REIT	455	3,936
NTT Urban Development Corp.	4,074	3,273
Sumitomo Realty & Development Co., Ltd. (c)	1,050,000	11,723
		62,974
Netherlands (2.2%)
Corio N.V. REIT (c)	112,339	4,639
Eurocommercial Properties N.V. CVA REIT	44,499	1,211
ProLogis European Properties	253,218	458
Vastned Retail N.V. REIT (c)	25,811	1,043
Wereldhave N.V. REIT (a)	24,534	1,720
		9,071
Singapore (1.6%)
CapitaCommercial Trust REIT (c)	3,000	2
CapitaLand Ltd.	2,251,000	3,460
CapitaMall Trust REIT	1,059,000	921
Starhill Global REIT	4,431,000	1,326
Wheelock Properties Singapore Ltd.	1,476,000	874
		6,583
Sweden (0.7%)
Castellum AB	127,786	719
Hufvudstaden AB, Class A (c)	412,412	2,125
		2,844
Switzerland (0.7%)
PSP Swiss Property AG (Registered) (a)	72,083	3,044

United Kingdom (6.1%)
Big Yellow Group plc REIT	465,809	1,273
British Land Co. plc REIT	796,913	4,116
Brixton plc REIT	945,463	240
Capital & Regional plc	441,930	108
Derwent London plc REIT	258,703	2,465
Grainger plc	411,097	604
Great Portland Estates plc REIT	269,928	943
Hammerson plc REIT	1,382,568	5,080
Invista Foundation Property Trust Ltd. REIT	77,300	25
Land Securities Group plc REIT	1,219,915	7,637
Liberty International plc REIT	233,955	1,298
Minerva plc (a)	712,164	69
Quintain Estates & Development plc	694,795	84
Safestore Holdings plc	894,521	689
Segro plc REIT	1,121,368	369
Unite Group plc	405,751	398
		25,398
United States (31.6%)
Acadia Realty Trust REIT	142,293	1,510
AMB Property Corp. REIT	71,539	1,030
Assisted Living Concepts, Inc., Class A (a)	72,209	979
AvalonBay Communities, Inc. REIT	211,110	9,935
Boston Properties, Inc. REIT	220,955	7,740
Brandywine Realty Trust REIT	2,924	8
Brookfield Properties Corp.	1,262,293	7,245
Cabot Industrial Value Fund III, LP (a)(i)(l)	442	221
Camden Property Trust REIT	198,113	4,275
Capital Senior Living Corp. (a)	55,550	136

Morgan Stanley Institutional Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

	Shares	Value (000)
United States (cont’d)
Care Investment Trust, Inc. REIT	53,318	$291
DCT Industrial Trust, Inc. REIT	332,940	1,055
DiamondRock Hospitality Co. REIT	20,170	81
Equity Lifestyle Properties, Inc. REIT (a)	99,671	3,798
Equity Residential REIT	517,993	9,505
Exeter Industrial Value Fund, LP (a)(d)(l)	1,000,000	850
Federal Realty Investment Trust REIT	148,984	6,853
Forest City Enterprises, Inc., Class A	380,881	1,371
HCP, Inc. REIT	297,106	5,303
Healthcare Realty Trust, Inc. REIT	237,347	3,558
Host Hotels & Resorts, Inc. REIT	1,048,764	4,111
Keystone Industrial Fund II, LP (a)(l)	18,750	19
Liberty Property Trust REIT	132,284	2,506
LTC Properties, Inc. REIT	20,890	366
Mack-Cali Realty Corp. REIT	125,768	2,492
Morgans Hotel Group Co. (a)	161,670	503
Parkway Properties, Inc. REIT	902	9
Post Properties, Inc. REIT	264,711	2,684
PS Business Parks, Inc. REIT	22,123	815
Public Storage REIT	167,645	9,262
Ramco-Gershenson Properties Trust REIT	39,201	253
Regency Centers Corp. REIT	231,201	6,143
Senior Housing Properties Trust REIT	375,204	5,260
Simon Property Group, Inc. REIT	321,983	11,154
Sovran Self Storage, Inc. REIT	5,079	102
Starwood Hotels & Resorts Worldwide, Inc.	701,070	8,904
Strategic Hotels & Resorts, Inc. REIT	148,031	102
Taubman Centers, Inc. REIT	42,475	724
Ventas, Inc. REIT	165,600	3,744
Vornado Realty Trust REIT	199,726	6,639
		131,536
Total Common Stocks (Cost $894,491)		398,970

	No. of Rights
Rights (0.2%)
United Kingdom (0.2%)
Segro plc, expires 4/7/09 (Cost $7,809) (a)	13,456,416	927

	Shares
Short-Term Investments (12.0%)
Securities held as Collateral on Loaned Securities (9.3%)
Investment Company (7.6%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o)	31,798,538	31,799

	Face Amount (000)
Repurchase Agreement (1.7%)
Credit Suisse Securities USA LLC, 0.28%, dated 3/31/09, due 4/1/09, repurchase price $6,946; fully collateralized by U.S government agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: rates ranging from 4.50% to 5.50%, due 11/1/33 to 4/1/39, valued at $7,085.	$6,946	6,946
		38,745

	Shares
Investment Company (2.7%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o)	11,264,657	11,265
Total Short-Term Investments (Cost $50,010)		50,010
Total Investments (108.1%) (Cost $952,310) — Including $36,543 of Securities Loaned (v)+		449,907
Liabilities in Excess of Other Assets (-8.1%)		(33,762)
Net Assets (100%)		$416,145

(a)	Non-income producing security.
(c)

All or a portion of security on loan at March 31, 2009. At March 31, 2009, the Portfolio had loaned securities with a total value of approximately $36,543,000. This was secured by collateral of approximately $38,745,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(d)

At March 31, 2009, the Portfolio held approximately $850,000 of fair valued securities, representing 0.2% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(i)

Restricted security valued at fair value and not registered under the Securities Act of 1933, Cabot Industrial Value Fund III, LP was aquired between 12/08 - 2/09 and has a current cost basis of $221,000. At March 31, 2009, this security had an aggregate market value of $221,000 representing 0.05% of net assets.

(l)	Security has been deemed illiquid at March 31, 2009.

Morgan Stanley Institutional Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

(o)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2009, advisory fees paid were reduced by approximately $2,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $124,000. For the period ended March 31, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $78,427,000 and $83,829,000, respectively.

(v)

The approximate market value and percentage of total investments, $263,901,000 and 58.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.

@	Value is less than $500.
+

At March 31, 2009, the U.S. Federal income tax cost basis of investments was approximately $952,310,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $502,403,000 of which $132,000 related to appreciated securities and $502,535,000 related to depreciated securities.

CVA	Certificaten Van Aandelen
REIT	Real Estate Investment Trust

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
AUD	42	$29	4/1/09	USD	29	$29	$ —@
GBP	10	15	4/2/09	EUR	11	15	—@
HKD	2,786	359	4/1/09	USD	359	359	—@
SGD	27	18	4/1/09	USD	18	18	—@
SGD	6	4	4/2/09	USD	4	4	—@
USD	350	350	4/1/09	EUR	262	349	(1)
		$775				$774	$(1)

AUD	—	Australian Dollar
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
SGD	—	Singapore Dollar
USD	—	United States Dollar

Morgan Stanley Institutional Fund, Inc.

Global Value Equity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

	Shares	Value (000)
Common Stocks (96.6%)
Finland (2.4%)
Kone Oyj, Class B	32,364	$670

France (3.0%)
Groupe Danone (c)	16,403	801
Pernod-Ricard S.A.	902	50
		851
Ireland (5.1%)
C&C Group plc	139,285	244
Experian plc	191,771	1,202
		1,446
Japan (2.3%)
Kao Corp. (c)	34,000	667

Netherlands (7.6%)
Reed Elsevier N.V.	95,290	1,019
Wolters Kluwer N.V. (c)	70,342	1,142
		2,161
Sweden (4.8%)
Swedish Match AB	93,651	1,354

Switzerland (6.2%)
Nestle S.A. (Registered)	30,516	1,033
Novartis AG (Registered)	18,861	712
		1,745
United Kingdom (28.0%)
British American Tobacco plc	99,707	2,309
Cadbury plc	136,302	1,029
Diageo plc	59,798	675
Imperial Tobacco Group plc	75,919	1,705
Reckitt Benckiser Group plc	27,832	1,048
Unilever plc	60,207	1,141
		7,907
United States (37.2%)
Brown-Forman Corp., Class B	15,674	609
Career Education Corp. (a)	25,421	609
eBay, Inc. (a)	57,232	719
Estee Lauder Cos., Inc. (The) (c)	25,985	641
Fortune Brands, Inc. (c)	19,063	468
Harley-Davidson, Inc. (c)	73,936	990
Kellogg Co.	17,420	638
McGraw-Hill Cos., Inc. (The)	36,488	834
Moody’s Corp.	39,311	901
Philip Morris International, Inc.	36,764	1,308
Procter & Gamble Co. (The)	16,626	783
Scotts Miracle-Gro Co. (The), Class A (c)	24,367	846
Starbucks Corp. (a)	61,334	681
Weight Watchers International, Inc. (c)	25,739	477
		10,504
Total Common Stocks (Cost $29,184)		27,305

Short-Term Investments (10.6%)
Securities held as Collateral on Loaned Securities (8.4%)
Investment Company (6.9%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o)	1,952,041	1,952

	Face Amount (000)
Repurchase Agreement (1.5%)
Credit Suisse USA LLC, 0.28%, dated 3/31/09, due 4/1/09, repurchase price $426; fully collateralized by U.S government agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: rates ranging from 4.50% to 5.50%, due 11/1/33 - 4/1/39, valued at $435.	$426	426
		2,378

	Shares
Investment Company (2.2%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o)	630,938	631
Total Short-Term Investments (Cost $3,009)		3,009
Total Investments (107.2%) (Cost $32,193) — Including $2,284 of Securities Loaned (v)+		30,314
Liabilities in Excess of Other Assets (-7.2%)		(2,047)
Net Assets (100%)		$28,267

(a)	Non-income producing security.
(c)

All or a portion of security on loan at March 31, 2009. At March 31, 2009, the Portfolio had loaned securities with a total value of $2,284,000. This was secured by collateral of $2,378,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(o)

 The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2009, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $5,000. For the period ended March 31, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $8,443,000 and $9,359,000, respectively.

(v)

The approximate market value and percentage of total investments, $16,801,000 and 55.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.

@	Value is less than $500.
+

At March 31, 2009, the U.S. Federal income tax cost basis of investments was approximately $32,193,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $1,879,000 of which $1,127,000 related to appreciated securities and $3,006,000 related to depreciated securities.

Morgan Stanley Institutional Fund, Inc.

Global Value Equity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
EUR	31	$41	4/2/09	USD	41	$41	$ —@
EUR	20	27	4/1/09	USD	27	27	—@
GBP	568	814	4/28/09	USD	826	826	12
GBP	568	814	4/28/09	USD	826	826	12
GBP	568	815	4/28/09	USD	826	826	11
GBP	568	814	4/28/09	USD	826	826	12
		$3,325				$3,372	$47

EUR	—	Euro
GBP	—	British Pound
USD	—	United States Dollar

Morgan Stanley Institutional Fund, Inc.

International Equity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009

(unaudited)

	Shares	Value (000)
Common Stocks (94.3%)
Australia (3.9%)
AMP Ltd. (c)	9,287,103	$30,435
Foster’s Group Ltd.	6,109,016	21,516
Orica Ltd.	740,123	7,625
OZ Minerals Ltd.	44,323,307	17,105
Santos Ltd.	2,959,824	34,469
		111,150
Austria (1.0%)
Telekom Austria AG (c)	1,858,841	28,091

Canada (1.0%)
EnCana Corp.	707,460	28,954

Denmark (0.2%)
Novo-Nordisk A/S, Class B	99,958	4,794

Finland (0.9%)
Nokia Oyj	2,113,068	24,738

France (7.2%)
Electricite de France (c)	1,385,204	54,400
France Telecom S.A. (c)	1,252,975	28,494
Legrand S.A. (c)	2,315,000	40,276
Total S.A. (c)	1,007,357	49,961
Vallourec S.A. (c)	325,458	30,172
		203,303
Germany (4.1%)
Bayer AG (c)	1,033,266	49,500
E.ON AG (c)	1,557,588	43,356
RWE AG (c)	322,605	22,681
		115,537
Greece (0.7%)
OPAP S.A.	771,063	20,376

Hong Kong (0.5%)
Esprit Holdings Ltd.	2,836,800	14,644

Ireland (1.4%)
CRH plc	1,805,636	38,837

Italy (1.6%)
ENI S.p.A.	2,292,046	44,130

Japan (24.1%)
Asatsu-DK, Inc. (c)	682,385	11,456
Astellas Pharma, Inc. (c)	1,298,300	39,986
Chiba Bank Ltd. (The)	4,282,000	21,359
Fukuoka Financial Group, Inc.	581,000	1,787
Hoya Corp. (c)	1,872,500	37,066
INPEX Corp.	3,927	27,036
JSR Corp. (c)	1,348,700	15,902
Kao Corp. (c)	2,113,000	41,430
Keyence Corp. (c)	226,710	42,633
Komatsu Ltd. (c)	605,300	6,714
Kyocera Corp.	118,400	7,920
Mitsubishi Electric Corp. (c)	3,100,000	14,110
Mitsubishi Estate Co., Ltd.	3,053,000	34,850
Mitsui Sumitomo Insurance Group Holdings, Inc.	2,156,500	50,613
Murata Manufacturing Co., Ltd. (c)	493,900	19,095
NGK Spark Plug Co., Ltd. (c)	3,634,000	31,013
Nintendo Co., Ltd. (c)	96,100	28,189
Nitto Denko Corp. (c)	831,800	17,080
NTT DoCoMo, Inc.	23,600	32,200
Omron Corp. (c)	146,400	1,737
Rohm Co., Ltd.	291,800	14,619
Sega Sammy Holdings, Inc. (c)	1,728,200	15,240
Sekisui House Ltd. (c)	4,388,000	33,577
Sumitomo Mitsui Financial Group, Inc. (c)	434,571	15,330
T&D Holdings, Inc. (c)	2,458,850	58,899
Taiyo Nippon Sanso Corp. (c)	6,112,000	39,867
Toyota Motor Corp. (c)	706,800	22,669
		682,377
Luxembourg (0.3%)
ArcelorMittal (c)	445,548	9,017

Netherlands (5.3%)
Akzo Nobel N.V. (c)	1,092,922	41,413
CSM N.V. (c)	1,021,236	11,907
Unilever N.V. CVA	4,963,208	98,120
		151,440
Spain (2.0%)
Telefonica S.A.	2,859,540	57,111

Sweden (0.3%)
Ssab Svenskt Stal AB, Class A (a)(c)	1,042,672	8,854

Switzerland (9.0%)
Givaudan S.A. (Registered) (a)	3,145	1,629
Nestle S.A. (Registered)	3,464,494	117,271
Novartis AG (Registered) (c)	1,546,621	58,376
Roche Holding AG (Genusschein)	501,775	68,891
UBS AG (Registered) (a)	912,014	8,664
		254,831
United Kingdom (29.8%)
BG Group plc	2,663,491	40,371
BHP Billiton plc	3,987,498	78,949
BP plc	7,591,595	50,807
British American Tobacco plc	4,237,825	98,127
British Land Co. plc REIT	6,159,905	31,817
Cadbury plc	3,069,492	23,182
Diageo plc	1,956,792	22,095
Drax Group plc	448,908	3,321
Hays plc	37,015,700	38,498
Imperial Tobacco Group plc	4,166,061	93,563
Intercontinental Hotels Group plc	4,817,099	36,626
Lonmin plc	667,985	13,602
National Grid plc	751,921	5,781
Reckitt Benckiser Group plc	2,271,426	85,485
Reed Elsevier plc	6,509,908	46,714
Royal Dutch Shell plc, Class A	680,489	15,306
Scottish & Southern Energy plc	2,468,652	39,207
Smiths Group plc	3,104,566	29,737
Vodafone Group plc	35,723,168	62,409
Wolseley plc (a)	8,583,594	28,408
		844,005

Morgan Stanley Institutional Fund, Inc.

International Equity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009

(unaudited)

	Shares	Value (000)
United States (1.0%)
Dr. Pepper Snapple Group, Inc. (a)	1,767,407	$29,887
Total Common Stocks (Cost $3,523,865)		2,672,076

	No. of Rights
Rights (0.5%)
Ireland (0.5%)
CRH plc, expires 8/4/09 (Cost $7,431) (a)	578,407	12,603

	Shares
Short-Term Investments (15.9%)
Securities held as Collateral on Loaned Securities (10.9%)
Investment Company (9.0%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o)	254,045,547	254,046

	Face Amount (000)
Repurchase Agreement (1.9%)
Credit Suisse Securities USA LLC, 0.28%, dated 3/31/09, due 4/1/09, repurchase price $55,494; fully collateralized by U.S government agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: rates ranging from 4.50% to 5.50%, due 11/1/33 to 4/1/39, valued at $56,603.	$55,493	55,493
		309,539

	Shares
Investment Company (5.0%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o)	142,244,718	142,245
Total Short-Term Investments (Cost $451,784)		451,784
Total Investments (110.7%) (Cost $3,983,080) — Including $294,442 of Securities Loaned (v)+		3,136,463
Liabilities in Excess of Other Assets (-10.7%)		(302,591)
Net Assets (100%)		$2,833,872

(a)	Non-income producing security.
(c)

All or a portion of security on loan at March 31, 2009. At March 31, 2009, the Portfolio had loaned securities with a total value of approximately $294,442,000. This was secured by collateral of approximately $309,539,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(o)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2009, advisory fees paid were reduced by approximately $33,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $445,000. For the period ended March 31, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $742,607,000 and $722,439,000, respectively.

(v)

The approximate market value and percentage of total investments, $2,608,733,000 and 83.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.

+

At March 31, 2009, the U.S. Federal income tax cost basis of investments was approximately $3,983,080,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $846,617,000 of which $96,461,000 related to appreciated securities and $943,078,000 related to depreciated securities.

CVA	Certificaten Van Aandelen
REIT	Real Estate Investment Trust

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
CHF	2,174	$1,910	4/1/09	USD	1,892	$1,892	$(18)
CHF	922	810	4/2/09	USD	808	808	(2)
GBP	18,900	27,119	4/14/09	AUD	41,026	28,501	1,382
GBP	37,700	54,096	4/14/09	EUR	41,129	54,643	547
GBP	18,900	27,120	4/14/09	SGD	40,333	26,510	(610)
GBP	1,788	2,566	4/1/09	USD	2,541	2,541	(25)
JPY	770,748	7,786	4/1/09	USD	7,966	7,966	180
JPY	1,392,064	14,064	4/1/09	USD	14,309	14,309	245
JPY	126,768	1,280	4/2/09	USD	1,288	1,288	8
USD	185	185	4/1/09	DKK	1,043	186	1
USD	1,181	1,181	4/2/09	DKK	6,614	1,180	(1)
USD	2,369	2,369	4/1/09	GBP	1,706	2,448	79
		$140,486				$142,272	$1,786

AUD	—	Australian Dollar
CHF	—	Swiss Franc
DKK	—	Denmark Krone
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
SGD	—	Singapore Dollar
USD	—	United States Dollar

Morgan Stanley Institutional Fund, Inc.

International Growth Active Extension Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

	Shares	Value (000)
Long Positions (128.4%)
Common Stocks (125.9%)
Australia (4.1%)
BHP Billiton Ltd. (q)	3,924	$87
CSL Ltd. (q)	4,005	91
		178
Austria (1.7%)
Vienna Insurance Group (q)	2,636	76

Belgium (1.6%)
Groupe Bruxelles Lambert S.A. (q)	1,036	70

Canada (4.7%)
Cameco Corp. (q)	4,458	76
EnCana Corp. (q)	1,850	76
Research In Motion Ltd. (a)(q)	1,200	52
		204
Denmark (1.3%)
Vestas Wind Systems A/S (a)(q)	1,330	59

Egypt (1.0%)
Orascom Construction Industries GDR (q)	936	44

Finland (3.7%)
Fortum Oyj (q)	4,131	79
Kone Oyj, Class B (q)	4,120	85
		164
France (10.1%)
AXA S.A. (q)	3,855	47
BNP Paribas (q)	1,590	65
Cie Generale d’Optique Essilor International S.A. (q)	2,446	95
LVMH Moet Hennessy Louis Vuitton S.A. (q)	1,165	73
Total S.A. (q)	3,247	161
		441
Germany (13.4%)
Adidas AG	2,327	77
Bayer AG	1,485	71
Deutsche Bank AG (Registered)	1,893	77
E.ON AG	3,545	99
Linde AG	1,521	103
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	555	68
SAP AG	2,560	91
		586
Greece (3.5%)
Coca-Cola Hellenic Bottling Co. S.A. (q)	6,119	87
National Bank of Greece S.A. (q)	4,207	64
		151
Hong Kong (8.1%)
China Resources Power Holdings Co., Ltd.	50,000	104
CNOOC Ltd.	101,000	100
Esprit Holdings Ltd.	13,100	68
Parkson Retail Group Ltd.	79,000	81
		353
Ireland (1.6%)
Ryanair Holdings plc ADR (a)(q)	3,000	69

Israel (3.0%)
Teva Pharmaceutical Industries Ltd. ADR (q)	2,900	131

Italy (1.6%)
ENI S.p.A. (q)	3,661	71

Japan (20.3%)
Benesse Corp. (q)	1,700	63
FamilyMart Co., Ltd. (q)	2,800	85
Fast Retailing Co., Ltd. (q)	1,000	114
Jupiter Telecommunications Co., Ltd. (q)	116	77
Komatsu Ltd. (q)	6,100	68
Mitsubishi Estate Co., Ltd. (q)	6,000	69
Nippon Electric Glass Co., Ltd. (q)	12,000	85
Rakuten, Inc. (q)	139	67
Shin-Etsu Chemical Co., Ltd. (q)	2,000	98
Shionogi & Co., Ltd. (q)	5,000	86
Stanley Electric Co., Ltd. (q)	6,700	75
		887
Luxembourg (3.1%)
ArcelorMittal (q)	3,846	78
Millicom International Cellular S.A. (q)	1,600	59
		137
Mexico (1.7%)
America Movil S.A.B. de C.V., Class L ADR (q)	2,700	73

Netherlands (1.8%)
Reed Elsevier N.V. (q)	7,443	80

Norway (1.3%)
Storebrand ASA (q)	18,312	57

Portugal (2.4%)
Banco Espirito Santo S.A. (Registered) (q)	7,219	28
Jeronimo Martins SGPS S.A. (q)	15,209	75
		103
Singapore (3.7%)
DBS Group Holdings Ltd.	18,000	101
Keppel Corp. Ltd.	19,000	63
		164
Spain (1.5%)
Banco Santander S.A. (q)	9,478	65

Sweden (3.4%)
Investor AB, Class B (q)	6,013	76
Tele2 AB, Class B (q)	8,876	75
		151
Switzerland (12.2%)
Nestle S.A. (Registered) (q)	5,302	179
Roche Holding AG (Genusschein) (q)	1,017	140
SGS S.A. (Registered) (q)	123	129
Syngenta AG (Registered) (q)	416	84
		532
Taiwan (1.1%)
Delta Electronics, Inc.	25,080	46

United Kingdom (14.0%)
Aggreko plc	8,257	58
Autonomy Corp. plc (a)(q)	2,464	46
G4S plc (q)	32,323	90
Prudential plc (q)	13,731	66

Morgan Stanley Institutional Fund, Inc.

International Growth Active Extension Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

	Shares	Value (000)
United Kingdom (cont’d)
Reckitt Benckiser Group plc (q)	3,345	$126
SABMiller plc (q)	4,657	69
Smith & Nephew plc (q)	12,582	78
Standard Chartered plc (q)	6,290	78
		611
Total Common Stocks (Cost $9,196)		5,503

	No. of Rights
Rights (0.4%)
Portugal (0.4%)
Banco Espirito Santo S.A., expires 4/7/09 (Cost $114) (a)	11,800	19

	No. of Warrants
Warrants (1.6%)
India (1.6%)
Bharti Airtel Ltd., expires 3/17/11 (Cost $129) (a)(e)	5,500	68

	Shares
Short-Term Investment (0.5%)
Investment Company (0.5%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $19) (o)	19,352	19
Total Investments (128.4%) (Cost $9,458) (v)+		5,609
Liabilities in Excess of Other Assets (-28.4%)		(1,239)
Net Assets (100%)		$4,370

Short Positions (32.5%)*
Common Stocks (30.2%)
Belgium (0.9%)
Solvay S.A., Class A	586	41

France (6.1%)
BioMerieux	657	51
Carrefour S.A.	1,300	51
Hermes International	329	38
Legrand S.A.	4,100	71
L’Oreal S.A.	809	56
		267
Germany (1.0%)
Fraport AG Frankfurt Airport Services Worldwide	1,444	46

Hong Kong (1.1%)
Sino Land Co.	48,000	48

Italy (1.2%)
Mediaset S.p.A.	11,816	53

Japan (9.3%)
Daiwa Securities Group, Inc.	10,000	44
Kintetsu Corp.	24,000	100
Kyocera Corp.	600	40
Ono Pharmaceutical Co., Ltd.	1,100	48
Sharp Corp.	6,000	48
Sompo Japan Insurance, Inc.	11,000	58
Toyota Motor Corp.	2,100	67
		405
Mexico (0.9%)
Wal-Mart de Mexico S.A.B. de C.V., Class V	16,900	40

New Zealand (1.0%)
Telecom Corp. of New Zealand Ltd.	32,298	42

Sweden (2.4%)
Svenska Handelsbanken AB, Class A	4,194	59
Volvo AB, Class B	8,400	45
		104
Switzerland (4.5%)
Actelion Ltd. (a)	1,135	52
Givaudan S.A. (Registered) (a)	88	46
Kaba Holding AG	355	54
Lindt & Spruengli AG	33	44
		196
United Kingdom (1.8%)
Kingfisher plc	36,210	78
Total Common Stocks (Proceeds $1,940)		1,320

Investment Company (2.3%)
United States (2.3%)
Vanguard Emerging Markets ETF (Cost $175)	4,200	99
Total Investment Companies (Proceeds $175)		99
Total Short Positions (Proceeds $2,115)		1,419

*	Percentages are based on Net Assets.
(a)	Non-income producing security.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(o)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2009, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled less than $500. For the period ended March 31, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $383,000 and $376,000, respectively.

(q)	Securities are pledged with a broker as collateral for short sales.
(v)

The approximate market value and percentage of total investments, $5,010,000 and 89.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.

@	Value is less than $500.

Morgan Stanley Institutional Fund, Inc.

International Growth Active Extension Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

+

At March 31, 2009, the U.S. Federal income tax cost basis of investments was approximately $9,458,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $3,849,000 of which $33,000 related to appreciated securities and $3,882,000 related to depreciated securities.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
EUR	14	$19	4/2/09	USD	19	$19	$	—@

EUR	—	Euro
USD	—	United States Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
TOPIX Index (Japan)	2	$160	Jun-09	$16
Short:
DJ Euro STOXX 50 (Germany)	5	130	Jun-09	(5)
				$11

Contracts  for Difference

The Portfolio had the following contracts for difference open at period end:

Contracts to Buy/Sell	Shares	Net Unrealized Appreciation (Depreciation) (000)
Titan Cement Co.	(2,446)	$42
LG Display Co., Ltd.	(3,170)	17
Tesco plc	20,899	(14)
		$46

Morgan Stanley Institutional Fund, Inc.

International Growth Equity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

	Shares	Value (000)
Common Stocks (96.1%)
Australia (2.9%)
BHP Billiton Ltd.	22,351	$498
CSL Ltd.	22,440	508
		1,006
Austria (1.2%)
Vienna Insurance Group (c)	14,768	425

Belgium (1.2%)
Groupe Bruxelles Lambert S.A.	6,081	413

Canada (3.5%)
Cameco Corp. (c)	26,675	456
EnCana Corp.	10,065	412
Research In Motion Ltd. (a)	7,513	323
		1,191
Denmark (1.0%)
Vestas Wind Systems A/S (a)	7,814	345

Egypt (0.7%)
Orascom Construction Industries GDR	5,346	250

Finland (2.7%)
Fortum Oyj	23,532	448
Kone Oyj, Class B	23,467	486
		934
France (7.6%)
AXA S.A.	21,960	266
BNP Paribas	8,906	367
Cie Generale d’Optique Essilor International S.A. (c)	14,582	564
LVMH Moet Hennessy Louis Vuitton S.A. (c)	6,524	409
Total S.A.	20,120	998
		2,604
Germany (9.9%)
Adidas AG (c)	13,038	435
Bayer AG (c)	8,457	405
Deutsche Bank AG (Registered) (c)	11,352	461
E.ON AG (c)	21,623	602
Linde AG (c)	8,653	588
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	3,224	394
SAP AG (c)	14,895	529
		3,414
Greece (2.5%)
Coca-Cola Hellenic Bottling Co. S.A.	34,282	489
National Bank of Greece S.A.	24,635	375
		864
Hong Kong (5.8%)
China Resources Power Holdings Co., Ltd. (c)	282,000	590
CNOOC Ltd.	565,700	561
Esprit Holdings Ltd.	73,700	380
Parkson Retail Group Ltd. (c)	442,000	453
		1,984
India (1.2%)
Bharti Airtel Ltd. (a)	31,777	394

Ireland (1.1%)
Ryanair Holdings plc ADR (a)(c)	17,000	393

Israel (2.7%)
Teva Pharmaceutical Industries Ltd. ADR (c)	20,552	926

Italy (1.2%)
ENI S.p.A.	21,248	409

Japan (15.2%)
Benesse Corp.	10,200	375
FamilyMart Co., Ltd.	15,700	479
Fast Retailing Co., Ltd. (c)	5,700	652
Jupiter Telecommunications Co., Ltd.	690	459
Komatsu Ltd.	34,100	378
Mitsubishi Estate Co., Ltd.	38,000	434
Nippon Electric Glass Co., Ltd.	72,000	511
Rakuten, Inc.	784	375
Shin-Etsu Chemical Co., Ltd.	13,400	658
Shionogi & Co., Ltd. (c)	27,000	464
Stanley Electric Co., Ltd.	37,800	425
		5,210
Luxembourg (2.3%)
ArcelorMittal (c)	22,835	462
Millicom International Cellular S.A. (c)	8,731	324
		786
Mexico (1.2%)
America Movil S.A.B. de C.V., Class L ADR	14,803	401

Netherlands (1.4%)
Reed Elsevier N.V.	43,359	464

Norway (0.9%)
Storebrand ASA	102,218	318

Portugal (1.7%)
Banco Espirito Santo S.A. (Registered)	41,964	164
Jeronimo Martins SGPS S.A.	87,277	430
		594
Singapore (2.7%)
DBS Group Holdings Ltd.	102,500	575
Keppel Corp. Ltd.	104,000	346
		921
Spain (1.1%)
Banco Santander S.A.	53,102	365

Sweden (2.5%)
Investor AB, Class B (c)	35,810	453
Tele2 AB, Class B	49,944	422
		875
Switzerland (9.1%)
Nestle S.A. (Registered)	30,230	1,023
Roche Holding AG (Genusschein)	5,733	787
SGS S.A. (Registered) (c)	774	813
Syngenta AG (Registered)	2,477	498
		3,121
Taiwan (0.8%)
Delta Electronics, Inc.	154,420	285

United Kingdom (12.0%)
Aggreko plc	49,067	346
Autonomy Corp. plc (a)	14,969	280
G4S plc	181,085	501
Prudential plc	76,924	371

Morgan Stanley Institutional Fund, Inc.

International Growth Equity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

	Shares	Value (000)
United Kingdom (cont’d)
Reckitt Benckiser Group plc	19,767	$744
SABMiller plc	26,523	396
Smith & Nephew plc	71,665	443
Standard Chartered plc	37,001	459
Tesco plc	122,475	586
		4,126
Total Common Stocks (Cost $56,606)		33,018

	No. of Rights
Rights (0.3%)
Portugal (0.3%)
Banco Espirito Santo S.A., expires 4/7/09 (Cost $623) (a)	73,378	117

	Shares
Short-Term Investments (24.6%)
Securities held as Collateral on Loaned Securities (21.8%)
Investment Company (17.9%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o)	6,162,586	6,163

	Face Amount (000)
Repurchase Agreement (3.9%)
Credit Suisse Securities USA LLC, 0.28%, dated 3/31/09, due 4/1/09, repurchase price $1,346; fully collateralized by U.S government agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: rates ranging from 4.50% to 5.50%, due 11/1/33 to 4/1/39, valued at $1,373.	$1,346	1,346
		7,509

	Shares
Investment Company (2.8%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o)	948,016	948
Total Short-Term Investments (Cost $8,457)		8,457
Total Investments (121.0%) (Cost $65,686) — Including $7,179 of Securities Loaned (v)+		41,592
Liabilities in Excess of Other Assets (-21.0%)		(7,229)
Net Assets (100%)		$34,363

(a)	Non-income producing security.
(c)

All or a portion of security on loan at March 31, 2009. At March 31, 2009, the Portfolio had loaned securities with a total value of approximately $7,179,000. This was secured by collateral of approximately $7,509,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(o)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2009, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $9,000. For the period ended March 31, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $16,221,000 and $16,920,000, respectively.

(v)

The approximate market value and percentage of total investments, $29,651,000 and 71.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.

@	Value is less than $500.
+

At March 31, 2009, the U.S. Federal income tax cost basis of investments was approximately $65,686,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $24,094,000 of which $159,000 related to appreciated securities and $24,253,000 related to depreciated securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
CAD	5	$4	4/1/09	USD	4	$4	$	—@
EUR	110	145	4/2/09	USD	145	145	—@
		$149				$149	$	—@

CAD	—	Canadian Dollar
EUR	—	Euro
USD	—	United States Dollar

Morgan Stanley Institutional Fund, Inc.

International Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

	Shares	Value (000)
Common Stocks (95.5%)
Australia (3.8%)
CFS Retail Property Trust REIT (c)	1,229,014	$1,394
Commonwealth Property Office Fund REIT	661,699	418
Stockland REIT (a)(c)	211,460	453
Westfield Group REIT	1,497,105	10,446
		12,711
Austria (1.1%)
CA Immobilien Anlagen AG (a)(c)	212,945	1,033
Conwert Immobilien Invest SE (a)(c)	394,386	2,495
		3,528
Belgium (0.1%)
Cofinimmo REIT	4,229	451

Finland (0.9%)
Citycon Oyj	784,107	1,517
Sponda Oyj (a)(c)	518,308	1,430
		2,947
France (23.1%)
Fonciere Des Regions REIT (c)	43,927	2,061
Gecina S.A. REIT (c)	62,601	2,403
ICADE REIT (c)	122,356	8,668
Klepierre REIT (c)	303,409	5,342
Silic REIT (c)	99,805	7,493
Unibail-Rodamco REIT (c)	353,516	50,299
		76,266
Germany (0.7%)
Alstria Office AG REIT	455,603	2,282

Hong Kong (14.7%)
China Overseas Land & Investment Ltd. (c)	3,186,240	4,986
China Resources Land Ltd. (c)	1,845,000	2,850
Guangzhou R&F Properties Co., Ltd., Class H (c)	4,918,400	5,692
Hang Lung Properties Ltd.	1,032,000	2,424
Henderson Land Development Co., Ltd.	750,000	2,856
Hongkong Land Holdings Ltd.	2,942,000	6,715
Hysan Development Co., Ltd.	1,228,685	2,077
Kerry Properties Ltd.	2,123,271	5,109
Sun Hung Kai Properties Ltd.	1,655,000	14,825
Swire Pacific Ltd., Class A	123,500	824
		48,358
Italy (0.8%)
Beni Stabili S.p.A. (c)	4,736,230	2,610

Japan (9.7%)
Japan Real Estate Investment Corp. REIT (c)	185	1,429
Mitsubishi Estate Co., Ltd.	992,000	11,324
Mitsui Fudosan Co., Ltd.	859,000	9,422
Nippon Building Fund, Inc. REIT	274	2,370
NTT Urban Development Corp.	2,137	1,717
Sumitomo Realty & Development Co., Ltd. (c)	511,000	5,705
		31,967
Netherlands (8.6%)
Corio N.V. REIT (c)	365,085	15,078
Eurocommercial Properties N.V. CVA REIT	123,040	3,349
ProLogis European Properties	729,008	1,318
Vastned Retail N.V. REIT (c)	83,336	3,367
Wereldhave N.V. REIT (a)(c)	77,081	5,403
		28,515
Singapore (1.1%)
CapitaLand Ltd.	1,099,000	1,689
CapitaMall Trust REIT	516,000	449
Starhill Global REIT	2,962,000	887
Wheelock Properties Singapore Ltd.	804,000	476
		3,501
Sweden (2.8%)
Castellum AB (c)	434,502	2,443
Hufvudstaden AB, Class A (c)	1,332,091	6,865
		9,308
Switzerland (2.9%)
PSP Swiss Property AG (Registered) (a)	226,910	9,582

United Kingdom (25.2%)
Big Yellow Group plc REIT	1,550,461	4,237
British Land Co. plc REIT	2,591,737	13,387
Brixton plc REIT	3,289,965	837
Capital & Regional plc	1,887,697	460
Derwent London plc REIT	778,967	7,422
Grainger plc	1,423,628	2,090
Great Portland Estates plc REIT	860,611	3,007
Hammerson plc REIT	4,668,306	17,153
Invista Foundation Property Trust Ltd. REIT	778,960	256
Land Securities Group plc REIT	3,953,607	24,752
Liberty International plc REIT	749,388	4,156
Minerva plc (a)	3,795,400	367
Quintain Estates & Development plc	2,563,343	310
Safestore Holdings plc	2,859,115	2,201
Segro plc REIT	3,679,512	1,212
Unite Group plc	1,386,449	1,358
		83,205
Total Common Stocks (Cost $871,304)		315,231

	No. of Rights
Rights (0.9%)
United Kingdom (0.9%)
Segro plc, expires 4/7/09 (Cost $33,627) (a)	44,154,144	3,041

	Shares
Short-Term Investments (21.8%)
Securities held as Collateral on Loaned Securities (20.4%)
Investment Company (16.7%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o)	55,195,665	55,196

Morgan Stanley Institutional Fund, Inc.

International Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

	Face Amount (000)	Value (000)
Repurchase Agreement (3.7%)
Credit Suisse Securities USA LLC, 0.28%, dated 3/31/09, due 4/1/09, repurchase price $12,057; fully collateralized by U.S government agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: rates ranging from 4.50% to 5.50%, due 11/1/33 to 4/1/39, valued at $12,298.	$12,057	$12,057
		67,253

	Shares
Investment Company (1.4%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o)	4,580,249	4,580
Total Short-Term Investments (Cost $71,833)		71,833
Total Investments (118.2%) (Cost $976,764) — Including $63,630 of Securities Loaned (v)+		390,105
Liabilities in Excess of Other Assets (-18.2%)		(60,058)
Net Assets (100%)		$330,047

(a)	Non-income producing security.
(c)

All or a portion of security on loan at March 31, 2009. At March 31, 2009, the Portfolio had loaned securities with a total value of approximately $63,630,000. This was secured by collateral of approximately $67,253,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(o)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2009, advisory fees paid were reduced by approximately $2,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $128,000. For the period ended March 31, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $151,229,000 and $135,871,000, respectively.

(v)

The approximate market value and percentage of total investments, $318,272,000 and 81.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.

@	Value is less than $500.
+

At March 31, 2009, the U.S. Federal income tax cost basis of investments was approximately $976,764,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $586,659,000 of which $611,000 related to appreciated securities and $587,270,000 related to depreciated securities.

CVA	Certificaten Van Aandelen
REIT	Real Estate Investment Trust

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
GBP	32	$46	4/2/09	USD	46	$46	$ —@
HKD	1,028	133	4/1/09	USD	133	133	—@
SGD	36	24	4/1/09	USD	24	24	—@
SGD	8	5	4/2/09	USD	5	5	—@
USD	39	39	4/1/09	AUD	55	39	—@
		$247				$247	$ —@

AUD	—	Australian Dollar
GBP	—	British Pound
HKD	—	Hong Kong Dollar
SGD	—	Singapore Dollar
USD	—	United States Dollar

Morgan Stanley Institutional Fund, Inc.

International Small Cap Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

	Shares	Value (000)
Common Stocks (96.4%)
Australia (3.0%)
Goodman Fielder Ltd.	4,892,555	$3,563
Infomedia Ltd.	7,672,222	1,415
Pacific Brands Ltd.	2,902,751	494
Ramsay Health Care Ltd.	354,482	2,431
		7,903
Austria (0.5%)
Semperit AG Holding	68,737	1,333

Canada (0.1%)
Timminco Ltd. (a)	179,937	364

Denmark (2.9%)
Coloplast A/S, Class B	10,512	646
Danisco A/S	89,767	2,690
FLSmidth & Co. A/S	30,269	773
Sydbank A/S (a)	52,986	677
Topdanmark A/S (a)	30,914	3,053
		7,839
Finland (3.2%)
Elisa Oyj	287,227	4,181
HKScan Oyj	207,155	1,020
Konecranes Oyj	56,760	948
Oriola-KD Oyj (a)	1,132,421	2,553
		8,702
France (5.4%)
Bull S.A. (a)	872,720	2,050
ICADE REIT	34,186	2,422
Ipsen S.A.	95,681	3,678
Rubis	24,503	1,422
Teleperformance	177,472	4,889
		14,461
Germany (3.8%)
Alstria Office AG REIT	313,017	1,568
K&S AG	21,122	982
MTU Aero Engines Holding AG	123,026	2,885
Sartorius AG (Non-Voting Shares)	158,954	1,352
SCS Standard Computersysteme AG (a)(d)(i)(l)	21,289	—
Symrise AG	290,496	3,444
		10,231
Hong Kong (1.4%)
Midland Holdings Ltd.	4,008,000	1,329
Solomon Systech International Ltd.	37,419,900	964
Yip’s Chemical Holdings Ltd.	4,818,000	1,467
		3,760
Ireland (4.9%)
DCC plc	170,951	2,590
FBD Holdings plc	83,798	669
Glanbia plc	1,550,567	4,263
Kerry Group plc, Class A	283,096	5,734
		13,256
Italy (3.3%)
Davide Campari-Milano S.p.A.	1,280,458	8,140
SAES Getters S.p.A.	88,839	792
		8,932
Japan (42.9%)
Aichi Corp.	458,700	1,885
Ariake Japan Co., Ltd.	586,900	7,788
Axell Corp.	994	3,344
Daibiru Corp.	345,500	2,791
Disco Corp.	69,900	1,731
Doutor Nichires Holdings Co., Ltd.	214,089	2,755
Fujimi, Inc.	102,200	1,216
Fuyo General Lease Co., Ltd.	184,000	2,315
Harmonic Drive Systems Inc.	494	877
Hikari Tsushin, Inc.	338,619	6,415
Jaccs Co., Ltd.	2,173,000	4,179
Japan Pure Chemical Co. Ltd.	329	660
Japan Securities Finance Co., Ltd.	1,361,692	6,356
Leopalace21 Corp.	299,800	1,775
Maxvalu Tokai Co., Ltd.	115,600	1,286
Miraial Co., Ltd.	209,100	2,793
Nakanishi, Inc.	64,286	3,630
Nihon Micro Coating Co., Ltd.	364,700	285
Nihon Trim Co., Ltd.	93,250	1,807
Ohara, Inc.	297,900	2,647
Okinawa Cellular Telephone Co.	2,863	4,871
Okinawa Electric Power Co., Inc. (The)	66,619	3,540
Osaki Engineering Co., Ltd.	647	602
OZEKI Co., Ltd.	54,500	1,303
Sawada Holdings Co., Ltd. (a)	420,400	867
Shinkawa Ltd.	378,300	4,038
St Marc Holdings Co., Ltd.	110,500	2,764
Sumitomo Osaka Cement Co., Ltd.	4,227,970	9,830
Sun Frontier Fudousan Co., Ltd. (a)	8,086	1,597
THK Co., Ltd.	201,300	2,739
TOC Co., Ltd.	1,066,500	3,861
Toei Animation Co., Ltd.	373,000	5,455
Tokyo Tomin Bank Ltd. (The)	373,581	5,767
Vantec Corp.	2,169	1,799
Yachiyo Bank Ltd. (The)	267,000	9,422
		114,990
Netherlands (0.8%)
Advanced Metallurgical Group N.V. (a)	143,197	829
Smartrac N.V. (a)	115,252	1,441
		2,270
New Zealand (2.0%)
Fisher & Paykel Healthcare Corp., Ltd.	2,269,609	4,091
Warehouse Group Ltd. (The)	606,000	1,235
		5,326
Norway (2.5%)
Fred Olsen Energy ASA	50,925	1,408
Pronova BioPharma A/S (a)	1,032,594	2,758
Schibsted ASA	92,400	540
TGS Nopec Geophysical Co. ASA (a)	241,941	1,890
		6,596
Singapore (0.5%)
Singapore Post Ltd.	2,556,000	1,303

Spain (0.8%)
Miquel y Costas & Miquel S.A.	121,165	2,046

Sweden (1.6%)
Elekta AB, Class B	66,925	673
Saab AB, Class B	571,373	3,510
		4,183

Morgan Stanley Institutional Fund, Inc.

International Small Cap Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

	Shares	Value (000)
Switzerland (4.9%)
Bucher Industries AG (Registered)	20,508	$1,459
Coltene Holding AG	111,010	4,458
Galenica AG (Registered)	10,970	3,169
LEM Holding S.A. (Registered)	12,467	1,641
Schindler Holding AG	49,096	2,318
		13,045
United Kingdom (11.9%)
Ark Therapeutics Group plc (a)	2,139,798	1,166
Britvic plc	2,700,573	8,762
Charter International plc	69,085	452
CVS Group plc (a)	1,244,818	2,213
Filtrona plc	1,224,452	2,268
Luminar Group Holdings plc	1,156,878	2,037
Meggitt plc	384,794	708
Premier Foods plc	14,703,358	7,246
Spirax-Sarco Engineering plc	209,755	2,521
Wincanton plc	1,863,827	4,387
		31,760
Total Common Stocks (Cost $365,949)		258,300

Short-Term Investment (1.7%)
Investment Company (1.7%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $4,566) (o)	4,565,641	4,566
Total Investments (98.1%) (Cost $370,515) (v)+		262,866
Other Assets in Excess of Liabilities (1.9%)		5,011
Net Assets (100%)		$267,877

(a)	Non-income producing security.
(d)

At March 31, 2009, the Portfolio held less than $500 of fair valued securities, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(i)

Restricted security valued at fair value and not registered under the Securities Act of 1933. SCS Standard Computersysteme AG was acquired 4/04 and has a current cost basis of $0. At March 31, 2009, these securities had an aggregate market value of $0 representing 0.0% of net assets.

(l)	Security has been deemed illiquid at March 31, 2009.
(o)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2009, advisory fees paid were reduced by approximately $2,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $9,000. For the period ended March 31, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $22,707,000 and $30,170,000, respectively.

(v)

The approximate market value and percentage of total investments, $257,936,000 and 98.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.

@	Value is less than $500.
+

At March 31, 2009, the U.S. Federal income tax cost basis of investments was approximately $370,515,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $107,649,000 of which $10,697,000 related to appreciated securities and $118,346,000 related to depreciated securities.

REIT	Real Estate Investment Trust

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
EUR	8	$11	4/1/09	USD	11	$11	$ —@
EUR	150	199	4/1/09	USD	198	198	(1)
EUR	520	691	4/1/09	USD	687	687	(4)
EUR	153	203	4/1/09	USD	202	202	(1)
JPY	25,923	262	4/1/09	USD	268	268	6
JPY	163,644	1,653	4/1/09	USD	1,682	1,682	29
JPY	9,426	96	4/2/09	USD	96	96	—@
USD	145	145	4/1/09	CHF	166	146	1
USD	203	203	4/1/09	DKK	1,146	204	1
USD	150	150	4/2/09	DKK	839	150	—@
USD	70	70	4/2/09	EUR	53	70	—@
		$3,683				$3,714	$31

CHF	—	Swiss Franc
DKK	—	Denmark Krone
EUR	—	Euro
JPY	—	Japanese Yen
USD	—	United States Dollar

Morgan Stanley Institutional Fund, Inc.

Capital Growth Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

	Shares	Value (000)
Common Stocks (94.1%)
Advertising Agencies (0.4%)
Monster Worldwide, Inc. (a)	296,661	$2,418

Air Transport (2.4%)
Expeditors International Washington, Inc.	484,323	13,701

Biotechnology Research & Production (2.8%)
Illumina, Inc. (a)	416,927	15,526

Building: Cement (2.6%)
Cemex S.A.B. de C.V. ADR (a)	716,135	4,476
Martin Marietta Materials, Inc.	131,656	10,440
		14,916
Casinos & Gambling (1.4%)
Wynn Resorts Ltd. (a)	397,477	7,938

Chemicals (7.1%)
Monsanto Co.	486,546	40,432

Communications & Media (0.4%)
McGraw-Hill Cos., Inc. (The)	106,052	2,425

Communications Technology (10.2%)
America Movil S.A.B. de C.V., Class L ADR	391,727	10,608
China Mobile Ltd. ADR	168,864	7,349
Cisco Systems, Inc. (a)	870,594	14,600
QUALCOMM, Inc.	348,006	13,541
Research In Motion Ltd. (a)	265,517	11,436
		57,534
Computer Services Software & Systems (12.0%)
Baidu, Inc. ADR (a)	52,119	9,204
Google, Inc., Class A (a)	111,569	38,833
Tencent Holdings Ltd.	1,781,000	13,233
VMware, Inc., Class A (a)	172,169	4,067
Yahoo!, Inc. (a)	199,073	2,550
		67,887
Computer Technology (5.2%)
Apple, Inc. (a)	281,712	29,614
Seagate Technology, Inc. (a)(d)(l)	186,100	—
		29,614
Diversified Financial Services (2.2%)
CME Group, Inc.	50,939	12,551

Drugs & Pharmaceuticals (2.5%)
Allergan, Inc.	189,767	9,063
Gen-Probe, Inc. (a)	109,623	4,997
		14,060
Electronics: Medical Systems (0.8%)
Intuitive Surgical, Inc. (a)	44,471	4,241

Electronics: Semi-Conductors/Components (0.9%)
First Solar, Inc. (a)	38,132	5,060

Energy — Miscellaneous (7.6%)
Southwestern Energy Co. (a)	580,772	17,243
Ultra Petroleum Corp. (a)	721,901	25,909
		43,152
Finance Companies (1.5%)
BM&F Bovespa S.A.	2,815,703	8,557

Financial — Miscellaneous (10.7%)
American Express Co.	392,707	5,353
Berkshire Hathaway, Inc., Class B (a)	4,943	13,939
Mastercard, Inc., Class A	114,201	19,126
Redecard S.A.	1,251,321	15,163
Visa, Inc., Class A	123,256	6,853
		60,434
Insurance: Multi-Line (1.2%)
Loews Corp.	302,776	6,691

Real Estate Investment Trusts (REIT) (3.5%)
Brookfield Asset Management, Inc., Class A	1,450,950	19,994

Restaurants (2.3%)
Starbucks Corp. (a)	1,180,661	13,117

Retail (8.1%)
Amazon.com, Inc. (a)	625,887	45,965

Services: Commercial (4.1%)
Corporate Executive Board Co. (The)	238,637	3,460
eBay, Inc. (a)	600,331	7,540
Leucadia National Corp. (a)	822,090	12,241
		23,241
Shipping (1.7%)
C.H. Robinson Worldwide, Inc.	215,562	9,832

Wholesalers (2.5%)
Li & Fung Ltd.	6,037,601	14,182
Total Common Stocks (Cost $737,558)		533,468

Short-Term Investment (6.1%)
Investment Company (6.1%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $34,398)(o)	34,397,593	34,398
Total Investments (100.2%) (Cost $771,956) (v)+		567,866
Liabilities in Excess of Other Assets (-0.2%)		(950)
Net Assets (100%)		$566,916

(a)	Non-income producing security.
(d)

At March 31, 2009, the Portfolio held less than $500 of fair valued securities, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(l)	Security has been deemed illiquid at March 31, 2009.
(o)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2009, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $8,000. For the period ended March 31, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $69,170,000 and $46,744,000, respectively.

Morgan Stanley Institutional Fund, Inc.

Capital Growth Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

(v)

The approximate market value and percentage of total investments, $27,415,000 and 4.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.

+

At March 31, 2009, the U.S. Federal income tax cost basis of investments was approximately $771,956,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $204,090,000 of which $54,262,000 related to appreciated securities and $258,352,000 related to depreciated securities.

ADR	American Depositary Receipt

Morgan Stanley Institutional Fund, Inc.

Focus Growth Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

	Shares	Value (000)
Common Stocks (94.7%)
Air Transport (3.7%)
Expeditors International Washington, Inc.	7,602	$215

Biotechnology Research & Production (2.8%)
Illumina, Inc. (a)	4,404	164

Building: Cement (0.7%)
Cemex S.A.B. de C.V. ADR (a)	6,906	43

Casinos & Gambling (1.7%)
Wynn Resorts Ltd. (a)	4,929	98

Chemicals (9.3%)
Monsanto Co.	6,410	533

Communications Technology (8.4%)
America Movil S.A.B. de C.V., Class L ADR	6,235	169
Cisco Systems, Inc. (a)	8,860	149
Research In Motion Ltd. (a)	3,819	164
		482
Computer Services Software & Systems (14.7%)
Baidu, Inc. ADR (a)	870	154
Google, Inc., Class A (a)	1,389	483
Tencent Holdings Ltd.	28,400	211
		848
Computer Technology (6.9%)
Apple, Inc. (a)	3,796	399

Diversified Financial Services (6.3%)
BM&F Bovespa S.A.	55,079	167
CME Group, Inc.	785	194
		361
Energy — Miscellaneous (8.1%)
Ultra Petroleum Corp. (a)	12,903	463

Financial — Miscellaneous (8.3%)
Berkshire Hathaway, Inc., Class B (a)	60	169
Mastercard, Inc., Class A	1,830	307
		476
Real Estate Investment Trusts (REIT) (4.3%)
Brookfield Asset Management, Inc., Class A	17,824	246

Retail (10.2%)
Amazon.com, Inc. (a)	7,962	585

Services: Commercial (3.7%)
Corporate Executive Board Co. (The)	2,998	43
Leucadia National Corp. (a)	11,222	167
		210
Shipping (2.5%)
C.H. Robinson Worldwide, Inc.	3,169	144

Wholesalers (3.1%)
Li & Fung Ltd.	76,100	179
Total Common Stocks (Cost $8,272)		5,446

Short-Term Investment (5.4%)
Investment Company (5.4%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $307)	306,559	307
Total Investments (100.1%) (Cost $8,579) (v)+		5,753
Liabilities in Excess of Other Assets (-0.1%)		(4)
Net Assets (100%)		$5,749

(a)	Non-income producing security.
(v)

The approximate market value and percentage of total investments, $390,000 and 6.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.

+

At March 31, 2009, the U.S. Federal income tax cost basis of investments was approximately $8,579,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $2,826,000 of which $260,000 related to appreciated securities and $3,086,000 related to depreciated securities.

ADR	American Depositary Receipt

Morgan Stanley Institutional Fund, Inc.

Large Cap Relative Value Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

	Shares	Value (000)
Common Stocks (94.5%)
Aerospace & Defense (1.1%)
Raytheon Co.	50,010	$1,947

Auto Components (0.4%)
Autoliv, Inc.	41,600	773

Banks: Outside New York City (1.0%)
PNC Financial Services Group, Inc.	63,236	1,852

Beverages: Soft Drinks (1.3%)
Coca-Cola Co. (The)	52,840	2,322

Chemicals (1.4%)
Bayer AG ADR	55,610	2,659

Commercial Banks (1.3%)
KeyCorp	133,355	1,050
Mitsubishi UFJ Financial Group, Inc. ADR (o)	59,212	291
Mizuho Financial Group, Inc. ADR	137,142	539
Sumitomo Mitsui Financial Group, Inc.	17,200	607
		2,487
Communications & Media (7.7%)
Comcast Corp., Class A	267,595	3,650
Time Warner Cable, Inc.	60,441	1,499
Time Warner, Inc.	240,726	4,646
Viacom, Inc., Class B (a)	257,592	4,477
		14,272
Communications Technology (1.7%)
Cisco Systems, Inc. (a)	188,630	3,163

Computer Services Software & Systems (0.3%)
Symantec Corp. (a)	37,542	561

Computer Technology (2.1%)
EMC Corp. (a)	50,340	574
Hewlett-Packard Co.	100,449	3,220
		3,794
Consumer Electronics (1.4%)
Sony Corp. ADR	122,000	2,517

Cosmetics (1.0%)
Estee Lauder Cos., Inc. (The)	77,000	1,898

Diversified Materials & Processing (1.0%)
Freeport-McMoran Copper & Gold, Inc.	47,700	1,818

Drugs & Pharmaceuticals (8.3%)
Abbott Laboratories	59,600	2,843
Bristol-Myers Squibb Co.	190,880	4,184
Cardinal Health, Inc.	48,100	1,514
Roche Holding AG ADR	97,600	3,358
Schering-Plough Corp.	142,560	3,357
		15,256
Electronics: Instruments Gauges & Meters (1.0%)
Agilent Technologies, Inc. (a)	118,700	1,825

Electronics: Semi-Conductors/Components (2.7%)
ASML Holding N.V. (NY Shares)	87,100	1,525
Intel Corp.	150,531	2,266
Lam Research Corp. (a)	51,470	1,172
		4,963
Energy — Miscellaneous (5.1%)
Anadarko Petroleum Corp.	77,900	3,030
Devon Energy Corp.	37,210	1,663
Occidental Petroleum Corp.	84,160	4,683
		9,376
Energy Equipment (1.2%)
Schlumberger Ltd.	54,540	2,215

Financial — Miscellaneous (3.8%)
Marsh & McLennan Cos., Inc.	344,247	6,971

Foods (6.7%)
Cadbury plc ADR	170,119	5,154
Philip Morris International, Inc.	45,830	1,631
Unilever N.V. (NY Shares)	289,440	5,673
		12,458
Insurance: Property & Casualty (4.2%)
Chubb Corp.	85,680	3,626
Travelers Cos., Inc. (The)	103,200	4,194
		7,820
Investment Management Companies (4.9%)
JPMorgan Chase & Co.	339,404	9,021

Manufacturing (3.4%)
Ingersoll-Rand Co., Ltd., Class A	121,500	1,677
Siemens AG ADR	44,010	2,507
Tyco International Ltd.	110,345	2,158
		6,342
Materials & Processing — Miscellaneous (2.1%)
Newmont Mining Corp.	86,950	3,892

Medical & Dental Instruments & Supplies (2.5%)
Boston Scientific Corp. (a)	237,410	1,887
Covidien Ltd.	80,555	2,678
		4,565
Oil, Gas & Consumable Fuels (1.3%)
Hess Corp.	44,800	2,428

Oil: Integrated (6.3%)
BP plc ADR	54,830	2,199
ConocoPhillips	28,710	1,124
Exxon Mobil Corp.	65,700	4,474
Royal Dutch Shell plc ADR	88,650	3,927
		11,724
Recreational Vehicles & Boats (0.5%)
Harley-Davidson, Inc.	65,177	873

Restaurants (0.8%)
Starbucks Corp. (a)	135,430	1,505

Retail (5.1%)
Home Depot, Inc.	198,716	4,682
Macy’s, Inc.	143,320	1,275
Wal-Mart Stores, Inc.	66,640	3,472
		9,429
Securities Brokerage & Services (1.5%)
Charles Schwab Corp. (The)	176,672	2,738

Services: Commercial (3.0%)
eBay, Inc. (a)	285,390	3,585
Manpower, Inc.	34,201	1,078
Robert Half International, Inc.	54,000	963
		5,626
Soaps & Household Chemicals (1.1%)
Procter & Gamble Co. (The)	43,150	2,032

Utilities: Electrical (4.5%)
American Electric Power Co., Inc.	165,249	4,174
Entergy Corp.	27,690	1,886
FirstEnergy Corp.	59,350	2,291
		8,351

Morgan Stanley Institutional Fund, Inc.

Large Cap Relative Value Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

	Shares	Value (000)
Utilities: Telecommunications (2.8%)
Verizon Communications, Inc.	174,365	$5,266
Total Common Stocks (Cost $228,435)		174,739

Short-Term Investment (7.2%)
Investment Company (7.2%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $13,360)(o)	13,360,254	13,360
Total Investments (101.7%) (Cost $241,795) (v)+		188,099
Liabilities in Excess of Other Assets (-1.7%)		(3,183)
Net Assets (100%)		$184,916

(a)	Non-income producing security.
(o)

The Mitsubishi UFJ Financial Group, Inc. ADR, acquired at a cost of approximately $550,000, is advised by an affiliate of the Advisor. For the period ended March 31, 2009, the Portfolio had no purchases or sales of the security. The Portfolio derived no income from this security during the period ended March 31, 2009. The Portfolio invests in the Morgan Stanley Institutional Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Advisor. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2009, advisory fees were reduced by approximately $3,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as dividends from affiliates and totaled approximately $17,000. For the period ended March 31, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $39,468,000 and $36,111,000, respectively.

(v)

The approximate market value and percentage of total investments, $607,000 and 0.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.

@	Value is less than $500.
+

At March 31, 2009, the U.S. Federal income tax cost basis of investments was approximately $241,795,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $53,696,000 of which $2,377,000 related to appreciated securities and $56,073,000 related to depreciated securities.

ADR	American Depositary Receipt

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
USD	11	$11	4/3/09	JPY	1,051	$11	$	—@

JPY	—	Japanese Yen
USD	—	United States Dollar

Morgan Stanley Institutional Fund, Inc.

Small Company Growth Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

	Shares	Value (000)
Common Stocks (96.6%)
Biotechnology Research & Production (4.8%)
Alnylam Pharmaceuticals, Inc. (a)	900,786	$17,151
Illumina, Inc. (a)	738,470	27,501
		44,652
Building: Cement (5.5%)
Eagle Materials, Inc.	1,361,917	33,027
Texas Industries, Inc.	738,699	18,467
		51,494
Casinos & Gambling (0.1%)
Lakes Entertainment, Inc. (a)	613,119	1,257

Communications & Media (0.5%)
CKX, Inc. (a)	1,117,557	4,582

Communications Technology (2.7%)
Gmarket, Inc. ADR (a)	695,472	11,413
GSI Commerce, Inc. (a)	1,047,523	13,722
		25,135
Computer Services Software & Systems (11.2%)
Bankrate, Inc. (a)	329,016	8,209
Blackboard, Inc. (a)	650,745	20,655
comScore, Inc. (a)	535,398	6,473
Forrester Research, Inc. (a)	1,145,683	23,555
Longtop Financial Technologies Ltd. ADR (a)	1,088,234	23,103
Sina Corp. (a)	352,953	8,206
Solera Holdings, Inc. (a)	581,320	14,405
		104,606
Education Services (2.2%)
Ambassadors Group, Inc.	1,021,275	8,293
Strayer Education, Inc.	68,494	12,320
		20,613
Electronics: Semi-Conductors/Components (1.5%)
Tessera Technologies, Inc. (a)	1,072,276	14,336

Electronics: Technology (1.5%)
Cogent Communications Group, Inc. (a)	1,976,323	14,230

Energy — Miscellaneous (3.3%)
Contango Oil & Gas Co. (a)	800,188	31,367

Engineering & Contracting Services (1.8%)
Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	918,391	16,761

Finance Companies (0.3%)
Climate Exchange plc (a)	213,895	2,517

Financial — Miscellaneous (4.8%)
Interactive Data Corp.	594,014	14,767
Riskmetrics Group, Inc. (a)	2,089,651	29,861
		44,628
Homebuilding (1.5%)
Brascan Residential Properties S.A.	5,169,869	4,435
Gafisa S.A. ADR	983,576	9,826
		14,261
Hotel/Motel (0.5%)
Mandarin Oriental International Ltd.	6,241,693	4,929

Insurance: Multi-Line (3.2%)
Greenlight Capital Re Ltd., Class A (a)	1,557,785	24,878
Pico Holdings, Inc. (a)	173,696	5,223
		30,101
Investment Management Companies (6.5%)
Capital Southwest Corp.	45,336	3,463
Greenhill & Co., Inc.	773,905	57,153
		60,616
Leisure Time (0.5%)
Aruze Corp. (a)	879,600	4,329
Premier Exhibitions, Inc. (a)	917,249	679
		5,008
Machinery: Industrial/Specialty (1.0%)
Middleby Corp. (a)	278,215	9,023

Medical & Dental Instruments & Supplies (5.9%)
Cepheid, Inc. (a)	629,832	4,346
Techne Corp.	938,521	51,346
		55,692
Oil: Crude Producers (0.9%)
Carrizo Oil & Gas, Inc. (a)	444,989	3,952
GMX Resources, Inc. (a)	722,787	4,698
		8,650
Printing & Copying Services (1.6%)
VistaPrint Ltd. (a)	534,406	14,691

Publishing — Miscellaneous (1.2%)
Morningstar, Inc. (a)	329,472	11,251

Real Estate Investment Trusts (REIT) (0.4%)
Consolidated-Tomoka Land Co.	131,943	3,919

Restaurants (4.3%)
BJ’s Restaurants, Inc. (a)	1,042,269	14,498
P.F. Chang’s China Bistro, Inc. (a)	1,144,323	26,182
		40,680
Retail (8.9%)
Blue Nile, Inc. (a)	1,074,431	32,394
Citi Trends, Inc. (a)	860,234	19,690
Ctrip.com International Ltd. ADR	810,649	22,212
Dena Co., Ltd.	2,794	9,111
		83,407
Services: Commercial (9.1%)
Advisory Board Co. (The) (a)	1,116,930	18,519
Corporate Executive Board Co. (The)	419,678	6,085
CoStar Group, Inc. (a)	959,295	29,019
Information Services Group, Inc. (a)	2,373,870	7,288
MercadoLibre, Inc. (a)	630,330	11,692
New Oriental Education & Technology Group ADR (a)	244,135	12,268
		84,871
Shoes (1.2%)
Lululemon Athletica, Inc. (a)	1,246,740	10,797

Technology — Miscellaneous (2.9%)
athenahealth, Inc. (a)	763,141	18,399
iRobot Corp. (a)	703,141	5,344
Market Leader, Inc. (a)	1,024,170	1,506
Rediff.com India Ltd. ADR (a)	804,484	1,496
		26,745
Toys (2.7%)
Marvel Entertainment, Inc. (a)	964,468	25,607

Transportation — Miscellaneous (0.6%)
Integrated Distribution Services Group Ltd.	4,778,400	5,532

Morgan Stanley Institutional Fund, Inc.

Small Company Growth Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

	Shares	Value (000)
Utilities: Electrical (3.5%)
Brookfield Infrastructure Partners LP	2,482,297	$32,816
Total Common Stocks (Cost $1,422,216)		904,774

Preferred Stocks (2.8%)
Biotechnology Research & Production (0.6%)
Pacific Biosciences of California, Inc. (Convertible) (a)(d)(l)	1,046,420	5,860

Diversified Financial Services (0.6%)
Ning, Inc. (Convertible) (a)(d)(l)	1,132,800	5,669

Drugs & Pharmaceuticals (1.6%)
Ironwood Pharmaceutical, Inc. (Convertible) (a)(d)(l)	1,212,976	14,556
Total Preferred Stocks (Cost $23,006)		26,085

Short-Term Investment (0.8%)
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $7,988)(o)	7,988,244	7,988
Total Investments (100.2%) (Cost $1,453,210) (v)+		938,847
Liabilities in Excess of Other Assets (-0.2%)		(1,856)
Net Assets (100%)		$936,991

(a)	Non-income producing security.
(d)

At March 31, 2009, the Portfolio held approximately $26,085,000 of fair valued securities, representing 2.8% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(l)	Security has been deemed illiquid at March 31, 2009.
(o)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2009, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $7,000. For the period ended March 31, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $24,365,000 and $33,612,000, respectively.

(v)

The approximate market value and percentage of total investments, $26,418,000 and 2.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.

+

At March 31, 2009, the U.S. Federal income tax cost basis of investments was approximately $1,453,210,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $514,363,000 of which $74,265,000 related to appreciated securities and $588,628,000 related to depreciated securities.

ADR	American Depositary Receipt

Morgan Stanley Institutional Fund, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

	Shares	Value (000)
Common Stocks (97.7%)
Diversified (5.1%)
Forest City Enterprises, Inc., Class A (c)	768,371	$2,766
Vornado Realty Trust REIT (c)	509,762	16,945
		19,711
Health Care (14.1%)
Assisted Living Concepts, Inc., Class A (a)	222,061	3,011
Capital Senior Living Corp. (a)	64,610	158
Care Investment Trust, Inc. REIT	126,450	690
Extendicare REIT	44,700	152
HCP, Inc. REIT (c)	831,989	14,851
Healthcare Realty Trust, Inc. REIT	673,440	10,095
LTC Properties, Inc. REIT	23,370	410
Senior Housing Properties Trust REIT	1,130,292	15,847
Ventas, Inc. REIT (c)	420,180	9,500
		54,714
Industrial (4.9%)
AMB Property Corp. REIT (c)	124,083	1,786
Cabot Industrial Value Fund III, LP (a)(d)(i)(l)	442	221
Cabot Industrial Value Fund, LP (a)(d)(i)(l)	12,667	6,017
DCT Industrial Trust, Inc. REIT	465,260	1,475
Exeter Industrial Value Fund, LP (a)(d)(l)	4,250,000	3,612
Keystone Industrial Fund II, LP (a)(l)	37,500	38
Keystone Industrial Fund, LP (a)(d)(i)(l)	6,900,000	5,748
		18,897
Lodging/Resorts (8.7%)
Host Hotels & Resorts, Inc. REIT	2,953,112	11,576
Morgans Hotel Group Co. (a)	648,265	2,016
Starwood Hotels & Resorts Worldwide, Inc. (c)	1,545,075	19,623
Strategic Hotels & Resorts, Inc. REIT	1,059,034	731
		33,946
Office (13.0%)
Boston Properties, Inc. REIT (c)	606,121	21,232
BRCP REIT I, LLC (a)(d)(i)(l)	6,101,396	2,287
BRCP REIT II, LLC (a)(d)(i)(l)	5,586,430	3,352
Brookfield Properties Corp.	2,771,702	15,910
Mack-Cali Realty Corp. REIT (c)	384,631	7,619
		50,400
Office/Industrial (2.2%)
Liberty Property Trust REIT	315,680	5,979
PS Business Parks, Inc. REIT	65,512	2,414
		8,393
Residential Apartments (17.8%)
Atlantic Gulf Communities Corp. (a)(i)(l)	140,284	—
AvalonBay Communities, Inc. REIT (c)	558,182	26,268
Camden Property Trust REIT (c)	509,558	10,996
Equity Residential REIT	1,308,611	24,013
Post Properties, Inc. REIT	780,813	7,918
		69,195
Residential Manufactured Homes (2.5%)
Equity Lifestyle Properties, Inc. REIT	253,054	9,641

Retail Regional Malls (8.7%)
Simon Property Group, Inc. REIT (c)	929,239	32,189
Taubman Centers, Inc. REIT	104,503	1,781
		33,970
Retail Strip Centers (10.2%)
Acadia Realty Trust REIT	391,729	4,156
BPP Liquidating Trust REIT (a)(d)(l)	113,290	—
Federal Realty Investment Trust REIT (c)	385,144	17,717
Ramco-Gershenson Properties Trust REIT (c)	135,525	874
Regency Centers Corp. REIT (c)	637,377	16,935
Weingarten Realty Investors REIT	13,050	124
		39,806
Self Storage (6.5%)
Public Storage REIT (c)	433,498	23,951
Sovran Self Storage, Inc. REIT	69,962	1,405
		25,356
Timber (4.0%)
Plum Creek Timber Co., Inc. REIT (c)	528,708	15,369
Total Common Stocks (Cost $764,413)		379,398

Preferred Stocks (0.0%)
Residential Apartments (0.0%)
Atlantic Gulf Communities Corp., Series B (a)(d)(i)(l)	107,021	—
Atlantic Gulf Communities Corp., Series B (Convertible) (a)(b)(d)(i)(l)	75,765	—
Total Preferred Stocks (Cost $1,828)		—

Short-Term Investments (23.0%)
Securities held as Collateral on Loaned Securities (20.4%)
Investment Company (16.7%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o)	65,043,481	65,043

	Face Amount (000)
Repurchase Agreement (3.7%)
Credit Suisse Securities USA LLC, 0.28%, dated 3/31/09, due 4/1/09, repurchase price $14,208; fully collateralized by U.S government agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: rates ranging from 4.50% to 5.50%, due 11/1/33 to 4/1/39, valued at $14,492.	$14,208	14,208
		79,251

Morgan Stanley Institutional Fund, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

	Shares	Value (000)
Investment Company (2.6%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o)	10,214,107	$10,214
Total Short-Term Investments (Cost $89,465)		89,465
Total Investments (120.7%) (Cost $855,706) — including $77,229 of Securities Loaned +		468,863
Liabilities in Excess of Other Assets (-20.7%)		(80,510)
Net Assets (100%)		$388,353

(a)	Non-income producing security.
(b)	Issuer is in default.
(c)

All or a portion of security on loan at March 31, 2009. At March 31, 2009, the Portfolio had loaned securities with a total value of approximately $77,229,000. This was secured by collateral of approximately $79,251,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(d)

At March 31, 2009, the Portfolio held approximately $21,237,000 of fair valued securities, representing 5.5% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(i)

Restricted security valued at fair value and not registered under the Securities Act of 1933. Atlantic Gulf Communities Corp. was acquired in 6/97 and has a current cost basis of $790,000. Atlantic Gulf Communities Corp., Series B Preferred was acquired in 11/97 and has a current cost basis of $758,000. Atlantic Gulf Communities Corp., Series B (Convertible) Preferred was acquired in 6/97 and has a current cost basis of $1,070,000. BRCP REIT I, LLC was acquired between 5/03 - 5/08 and has a current cost basis of $2,464,000. BRCP REIT II, LLC was acquired between 10/06 - 12/07 and has a current cost basis of $5,586,000. Cabot Industrial Value Fund II, LP was acquired between 11/05 - 11/08 and has a current cost basis of $6,334,000, Cabot Industrial Value Fund III, LP was acquired between 12/08 - 2/09 and has a current cost basis of $221,000, Keystone Industrial Fund LP was acquired between 3/06 - 3/09 and has a current cost basis of $5,748,000. At March 31, 2009, these securities had an aggregate market value of $17,625,000 representing 4.6% of net assets.

(l)	Security has been deemed illiquid at March 31, 2009.
(o)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2009, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $68,000. For the period ended March 31, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $100,420,000 and $136,006,000, respectively.

+

At March 31, 2009, the U.S. Federal income tax cost basis of investments was approximately $855,706,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $386,843,000 of which $557,000 related to appreciated securities and $387,400,000 related to depreciated securities.

REIT	Real Estate Investment Trust

Morgan Stanley Institutional Fund, Inc.

U.S. Small/Mid Cap Value Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

	Shares	Value (000)
Common Stocks (94.4%)
Aerospace & Defense (7.4%)
AAR Corp. (a)	40,600	$509
Goodrich Corp.	11,600	439
Spirit Aerosystems Holdings, Inc., Class A (a)	13,600	136
		1,084
Beverages (2.0%)
Molson Coors Brewing Co., Class B	8,700	298

Chemicals (2.5%)
Cytec Industries, Inc.	7,300	110
Lubrizol Corp.	7,500	255
		365
Commercial Services & Supplies (6.5%)
Brink’s Co. (The)	8,800	233
Brink’s Home Security Holdings, Inc. (a)	14,900	337
Copart, Inc. (a)	4,100	121
RR Donnelley & Sons Co.	15,100	111
SAIC, Inc. (a)	7,800	146
		948
Computers & Peripherals (4.0%)
MSC.Software Corp. (a)	28,700	162
Teradata Corp. (a)	25,900	420
		582
Construction & Engineering (1.1%)
Aecom Technology Corp. (a)	6,000	156

Containers & Packaging (2.6%)
Pactiv Corp. (a)	25,700	375

Diversified Telecommunication Services (2.7%)
CenturyTel, Inc.	14,100	396

Energy Equipment & Services (1.5%)
Exterran Holdings, Inc. (a)	9,500	152
Superior Energy Services, Inc. (a)	5,800	75
		227
Food Products (4.7%)
ConAgra Foods, Inc.	20,800	351
Corn Products International, Inc.	15,900	337
		688
Gas Utilities (2.4%)
UGI Corp.	14,700	347

Health Care Providers & Services (4.0%)
IMS Health, Inc.	15,900	198
PerkinElmer, Inc.	30,300	387
		585
Hotels, Restaurants & Leisure (2.8%)
AFC Enterprises, Inc. (a)	20,500	93
Wendy’s/Arby’s Group, Inc., Class A	63,100	317
		410
Household Durables (2.8%)
Snap-On, Inc.	10,400	261
Stanley Works (The)	5,000	146
		407
Information Technology Services (10.2%)
BMC Software, Inc. (a)	10,000	330
Broadridge Financial Solutions, Inc.	15,900	296
Computer Sciences Corp. (a)	5,800	213
MAXIMUS, Inc.	16,500	658
		1,497
Insurance (16.6%)
Assurant, Inc.	21,300	464
Axis Capital Holdings Ltd.	13,400	302
Conseco, Inc. (a)	155,100	143
Hanover Insurance Group, Inc. (The)	20,159	581
Markel Corp. (a)	1,400	397
Reinsurance Group of America, Inc.	16,800	544
		2,431
Media (2.3%)
Scripps Networks Interactive, Inc., Class A	15,000	338

Multi-Utilities (1.6%)
CMS Energy Corp.	20,500	243

Office Electronics (1.3%)
Zebra Technologies Corp., Class A (a)	10,100	192

Oil, Gas & Consumable Fuels (1.2%)
Pioneer Natural Resources Co.	10,600	175

Pharmaceuticals (6.4%)
Mylan, Inc. (a)	25,700	345
NBTY, Inc. (a)	15,300	215
Perrigo Co.	15,000	373
		933
Real Estate Investment Trusts (REITs) (1.3%)
Potlatch Corp. REIT	8,300	192

Software (4.5%)
Amdocs Ltd. (a)	17,800	330
Check Point Software Technologies (a)	15,200	337
		667
Thrifts & Mortgage Finance (2.0%)
TFS Financial Corp.	24,300	295
Total Common Stocks (Cost $19,073)		13,831

	Face Amount (000)
Fixed Income (1.4%)
Life Science Tools & Services (1.4%)
Life Technologies Corp. (Convertible),
1.50%, 2/15/24 (Cost $225)	$223	200

	Shares
Short-Term Investment (4.5%)
Investment Company (4.5%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $667)(o)	667,058	667
Total Investments (100.3%) (Cost $19,965) +		14,698
Liabilities in Excess of Other Assets (-0.3%)		(48)
Net Assets (100%)		$14,650

(a)	Non-income producing security.

Morgan Stanley Institutional Fund, Inc.

U.S. Small/Mid Cap Value Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

(o)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2009, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $1,000. For the period ended March 31, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $1,305,000 and $1,499,000, respectively.

+

At March 31, 2009, the U.S. Federal income tax cost basis of investments was approximately $19,965,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $5,267,000 of which $387,000 related to appreciated securities and $5,654,000 related to depreciated securities.

REIT	Real Estate Investment Trust

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

	Face Amount (000)		Value (000)
Debt Instruments (94.5%)
Brazil (8.0%)
Sovereign (8.0%)
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/14	BRL	5,251	$2,109

Colombia (1.6%)
Sovereign (1.6%)
Republic of Colombia,
12.00%, 10/22/15	COP	983,000	435

Hungary (6.1%)
Sovereign (6.1%)
Republic of Hungary,
6.25%, 8/24/10	HUF	27,110	108
6.75%, 2/24/17	287,340		903
7.25%, 6/12/12	165,000		611
			1,622
Indonesia (12.3%)
Corporate (0.0%)
Tjiwi Kimia Finance Mauritius Ltd., Tranche A,
3.15%, 4/28/15 (e)(h)	$	—@	—@

Sovereign (12.3%)
Barclays plc, Republic of Indonesia Government Bond, Credit Linked Notes,
9.00%, 9/15/18	IDR	10,000,000	692
JPMorgan Chase & Co., Republic of Indonesia Government Bond, Credit Linked Notes,
Zero Coupon, 9/20/09	8,500,000		704
9.00%, 9/15/18	3,300,000		233
Republic of Indonesia,
11.63%, 3/4/19 (c)(e)	$1,112		1,215
UBS AG, Republic of Indonesia Government Bond, Credit Linked Notes,
9.00%, 9/15/18	IDR	5,850,000	405
			3,249
Malaysia (12.5%)
Sovereign (12.5%)
Government of Malaysia,
3.76%, 4/28/11	MYR	597	168
3.83%, 9/28/11	11,186		3,148
			3,316
Mexico (12.6%)
Sovereign (12.6%)
Mexican Bonos,
8.00%, 12/17/15	MXN	12,344	891
9.50%, 12/18/14	2,555		198
10.00%, 12/5/24	20,880		1,728
United Mexican States,
5.95%, 3/19/19 (c)	$544		533
			3,350
Multi-Country (2.4%)
Sovereign (2.4%)
Standard Bank plc, African Currency Basket Linked Bonds,
Zero Coupon, 5/15/09	800		638

Peru (2.0%)
Sovereign (2.0%)
Republic of Peru,
12.25%, 8/10/11	PEN	1,475	538

Poland (6.6%)
Sovereign (6.6%)
Republic of Poland,
4.25%, 5/24/11	PLN	4,640	1,296
6.25%, 10/24/15	1,600		466
			1,762
Russia (3.8%)
Sovereign (3.8%)
Russian Federation (Registered),
7.50%, 3/31/30 (n)	$1,054		996

South Africa (9.5%)
Corporate (1.5%)
International Finance Corp.,
11.00%, 7/1/09	ZAR	3,660	390

Sovereign (8.0%)
Republic of South Africa,
13.00%, 8/31/10	18,539		2,116
			2,506
Thailand (5.0%)
Sovereign (5.0%)
Kingdom of Thailand,
4.25%, 3/13/13	THB	39,400	1,199
5.25%, 7/13/13	4,070		128
			1,327
Turkey (10.3%)
Sovereign (10.3%)
Republic of Turkey,
Zero Coupon, 10/7/09 - 11/3/10	TRY	4,733	2,364
9.95%, 2/15/12	467		262
16.00%, 3/7/12	149		91
			2,717
Venezuela (1.8%)
Sovereign (1.8%)
Republic of Venezuela,
9.25%, 5/7/28	$940		478
Total Debt Instruments (Cost $27,325)			25,043

	No. of Warrants
Warrants (0.0%)
Venezuela (0.0%)
Republic of Venezuela, Oil-Linked Payment Obligation, expires 4/15/20 (Cost $—)(h)	495		8

	Shares
Short-Term Investments (10.2%)
Securities held as Collateral on Loaned Securities (6.3%)
Investment Company (5.2%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o)	1,365,059		1,365

	Face Amount (000)
Repurchase Agreement (1.1%)
Credit Suisse Securities USA LLC, 0.28%, dated 3/31/09, due 4/1/09, repurchase price $298; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Fixed Rate Mortgages: rates ranging from 4.50% to 5.50%, due 11/1/33 to 4/1/39, valued at $304.	$298		$298
			1,663

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

	Shares	Value (000)
Investment Company (3.9%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (o)	1,040,613	$1,041
Total Short-Term Investments (Cost $2,704)		2,704
Total Investments (104.7%) (Cost $30,029) — Including $1,631 of Securities Loaned +		27,755
Liabilities in Excess of Other Assets (-4.7%)		(1,246)
Net Assets (100%)		$26,509

(c)

All or a portion of security on loan at March 31, 2009. At March 31, 2009, the Portfolio had loaned securities with a total value of approximately $1,631,000. This was secured by collateral of approximately $1,663,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2009.
(n)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2009. Maturity date disclosed is the ultimate maturity date.
(o)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2009, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio were recorded as dividends from affiliates and totaled approximately $3,000. For the period ended March 31, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $23,755,000 and $25,014,000, respectively.

@	Face Amount/Value is less than $500.
+

At March 31, 2009, the U.S. Federal income tax cost basis of investments was approximately $30,029,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $2,274,000 of which $490,000 related to appreciated securities and $2,764,000 related to depreciated securities.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2009 (unaudited)

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
BRL	18	$7	4/2/09	USD	7	$7	$ —@
CLP	392,629	674	4/3/09	USD	685	685	11
MYR	214	59	4/1/09	USD	59	59	—@
PHP	18,729	387	4/7/09	USD	374	374	(13)
PLN	85	24	4/2/09	USD	24	24	—@
SGD	592	390	4/6/09	USD	381	381	(9)
USD	650	650	4/3/09	CLP	392,629	674	24
		$2,191				$2,204	$13

BRL	—	Brazilian Real
CLP	—	Chilean Peso
COP	—	Colombian Peso
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
PEN	—	Peruvian Sol
PHP	—	Philippino Peso
PLN	—	Polish Zloty
SGD	—	Singapore Dollar
THB	—	Thailand Baht
TRY	—	Turkish Lira
USD	—	United States Dollar
ZAR	—	South African Rand

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Short:
U.S. Treasury 10 yr. Note	15	$1,861	Jun-09	$(60)

Notes to Portfolio of Investments (unaudited)

The Portfolios adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective January 1, 2008. In accordance SFAS 157, fair value is defined as the price that the Portfolios would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value the Portfolios’ investments. The inputs are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including each Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolios’ investments carried at value:

Portfolio - Assets	Investments in Securities (Level 1) (000)	Investments in Securities (Level 2) (000)	Investments in Securities (Level 3) (000)		Total for Investments in Securities (000)	Other Financial Instrument* (Level 1) (000)	Other Financial Instrument* (Level 2) (000)	Other Financial Instrument* (Level 3) (000)	Total for Other Financial Instruments (000)
Active International Allocation	$74,755	$429,920	$—		$504,675	$10	$2,189	$—	$2,199
Emerging Markets	448,874	942,448	—	**	1,391,322	—	61	—	61
Global Franchise	28,680	41,495	—		70,175	—	117	—	117
Global Real Estate	177,971	270,846	1,090		449,907	—	—	—	—
Global Value Equity	13,087	17,227	—		30,314	—	47	—	47
International Equity	455,132	2,681,331	—		3,136,463	—	2,442	—	2,442
International Growth Active Extension	599	5,010	—		5,609	16	59	—	75
International Growth Equity	10,595	30,997	—		41,592	—	—@	—	—@
International Real Estate	59,776	330,329	—		390,105	—	—@	—	—@
International Small Cap	4,929	257,937	—	**	262,866	—	37	—	37
Capital Growth	540,451	27,415	—	**	567,866	—	—	—	—
Focus Growth	5,363	390	—		5,753	—	—	—	—
Large Cap Relative Value	187,492	607	—		188,099	—	—@	—	—@
Small Company Growth	886,343	26,419	26,085		938,847	—	—	—	—
U.S. Real Estate	433,381	14,208	21,274		468,863	—	—	—	—
U.S. Small/Mid Cap Value	14,498	200	—		14,698	—	—	—	—
Emerging Markets Debt	2,406	25,349	—		27,755	—	35	—	35

@ Amount is less than $500.

Portfolio - Liabilities	Investments in Securities (Level 1) (000)	Investments in Securities (Level 2) (000)	Investments in Securities (Level 3) (000)	Total for Investments in Securities (000)	Other Financial Instrument* (Level 1) (000)	Other Financial Instrument* (Level 2) (000)	Other Financial Instrument* (Level 3) (000)	Total for Other Financial Instruments (000)
Active International Allocation	$—	$—	$—	$—	$(165)	$(2,071)	$—	$(2,236)
Emerging Markets	—	—	—	—	—	(22)	—	(22)
Global Franchise	—	—	—	—	—	—	—	—
Global Real Estate	—	—	—	—	—	—	—	(1)
Global Value Equity	—	—	—	—	—	—	—	—
International Equity	—	—	—	—	—	(656)	—	(656)
International Growth Active Extension	(139)	(1,280)	—	(1,419)	(5)	(14)	—	(19)
International Growth Equity	—	—	—	—	—	—	—	—
International Real Estate	—	—	—	—	—	—	—	—
International Small Cap	—	—	—	—	—	(6)	—	(6)
Capital Growth	—	—	—	—	—	—	—	—
Focus Growth	—	—	—	—	—	—	—	—
Large Cap Relative Value	—	—	—	—	—	—	—	—
Small Company Growth	—	—	—	—	—	—	—	—
U.S. Real Estate	—	—	—	—	—	—	—	—
U.S. Small/Mid Cap Value	—	—	—	—	—	—	—	—
Emerging Markets Debt	—	—	—	—	(60)	(22)	—	(82)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value for Investment in Securities:

Portfolio	Beginning Balance as of 12/31/08 (000)		Accrued discounts/ Premiums (000)	Realized gain (loss) (000)	Change in unrealized appreciation (depreciation) (000)	Net purchases (sales) (000)	Net transfers in and/or out of Level 3 (000)	Balance as of 3/31/09 (000)
Active International Allocation	$22		$—	$—	$—	$—	$(22)	$—
Emerging Markets	—	**	—	—	—	—	—	—	**
Global Franchise	—		—	—	—	—	—	—
Global Real Estate	911		—	—	(150)	329	—	1,090
Global Value Equity	—		—	—	—	—	—	—
International Equity	18,265		—	—	—	—	(18,265)	—
International Growth Active Extension	—		—	—	—	—	—	—
International Growth Equity	—		—	—	—	—	—	—
International Real Estate	—		—	—	—	—	—	—
International Small Cap	—	**	—	—	—	—	—	—	**
Capital Growth	—	**	—	—	—	—	—	—	**
Focus Growth	—		—	—	—	—	—	—
Large Cap Relative Value	—		—	—	—	—	—	—
Small Company Growth	26,085		—	—	—	—	—	26,085
U.S. Real Estate	22,001		(28)	—	(2,072)	1,373	—	21,274
U.S. Small/Mid Cap Value	—		—	—	—	—	—	—
Emerging Markets Debt	—		—	—	—	—	—	—

* Other financial instruments include futures, contracts for difference and forwards.

** Includes a security which is valued at zero.

Following is the amounts of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at March 31, 2009:

Portfolio	Investments in Securities (000)	Other Financial Instruments (000)
Active International Allocation	$—	$—
Emerging Markets	—	—
Global Franchise	—	—
Global Real Estate	(150)	—
Global Value Equity	—	—
International Equity	—	—
International Growth Active Extension	—	—
International Growth Equity	—	—
International Real Estate	—	—
International Small Cap	—	—
Capital Growth	—
Focus Growth	—	—
Large Cap Relative Value	—	—
Small Company Growth	—	—
U.S. Real Estate	(2,072)	—
U.S. Small/Mid Cap Value	—	—
Emerging Markets Debt	—	—

Security Valuation: Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors.

Item 2. Controls and Procedures.

(a)  The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Institutional Funds, Inc.
By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	May 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	May 19, 2009

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	May 19, 2009